Putnam
Premier
Income
Trust


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-05

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From the Trustees

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John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

During the past several months, Putnam has introduced a number of reforms for the benefit of shareholders, including increasing the amount of disclosure for our funds. We are now including additional disclosure about your fund's management team. Following the Outlook for Your Fund, we provide manager compensation information that pertains to your fund and list any changes in your fund's Portfolio Leader and Portfolio Members during the prior year period, as well as these individuals' other fund management responsibilities at Putnam. We also show how much these individuals have invested in the fund (in dollar ranges), and fund ownership (in dollar ranges) is also shown for the members of Putnam's Executive Board. Finally, on page 13, we provide certain information about the most recent approval of your fund's management contract with Putnam by the Trustees.

We are also pleased to announce that three new Trustees have joined your fund's Board of Trustees. Nominated by your fund's independent Trustees, these individuals have had outstanding careers as leaders in the investment management industry. Myra R. Drucker is a Vice Chair of the Board of Trustees of Sarah Lawrence College and serves as ex-officio member and past Chair of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee and as a Trustee of Commonfund, a not-for-profit asset management firm. Richard B. Worley is Managing Partner of Permit Capital LLC, an investment management firm. Both Ms. Drucker and Mr. Worley are independent Trustees (i.e., Trustees who are not "interested persons" of your fund or its investment advisor). Charles
E. Haldeman, Jr., the third new Trustee, is President and Chief Executive Officer of Putnam Investments. We also announce the departure of one of your fund's Trustees, A.J.C. Smith, formerly Chairman of Putnam Investments and Consultant to Marsh & McLennan Companies, Inc.

Finally, we would like to welcome shareholders of Putnam Master Income Trust, a multi-sector fixed-income fund with a similar objective and strategy as your fund, who have become shareholders of this fund as a result of a recently completed merger between the two funds.

In the following pages, your fund's management team discusses performance, strategy, and its outlook for the remainder of fiscal 2005.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

March 16, 2005



Report from Fund Management

Fund highlights

 * During the semiannual period ended January 31, 2005, Putnam Premier Income Trust had a total return at net asset value (NAV) of 7.43%. The fund's return at market price was 9.53%.

 * The fund's primary benchmark, the Lehman Government Bond Index, returned 3.30% for the same period.

 * The average return for the fund's Lipper category, Flexible Income Funds (closed-end), was 8.25%.

 * After the end of the period, Putnam Master Income Trust was merged into your fund. See page 5 for details.

 * See the Performance Summary beginning on page 10 for additional fund performance, comparative performance, and Lipper data.

Performance commentary

During the past six months, shorter-maturity bond yields have risen as the U.S. Federal Reserve Board (the Fed) has continued its gradual series of interest-rate increases. Meanwhile, yields on longer-term bonds declined somewhat, responding to generally moderate global inflation. Longer-maturity bond performance was also bolstered by increased demand from pension funds. The fund's high-yield and emerging-market bonds performed well, enabling the fund to outperform its benchmark by a significant margin although results at NAV lagged the average for the fund's Lipper category. It is important to note that a fund's performance at market price may differ from its results at NAV. Although market price performance generally reflects investment results, it may also be influenced by several other factors, including changes in investor perceptions of the fund or its investment advisor, market conditions, fluctuations in supply and demand for the fund's shares, and changes in fund distributions.

--------------------------------------------------
TOTAL RETURN FOR
PERIODS ENDED 1/31/05
--------------------------------------------------
                                            Market
(inception 2/29/88)           NAV           Price
--------------------------------------------------
6 months                      7.43%         9.53%
--------------------------------------------------
1 year                        8.48          6.47
--------------------------------------------------
5 years                      51.16         68.91
Annual average                8.61         11.05
--------------------------------------------------
10 years                    118.62        121.70
Annual average                8.14          8.29
--------------------------------------------------
Annual average
(life of fund)                8.55          7.50
--------------------------------------------------

Data is historical. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance assumes reinvestment of distributions and does not account for taxes.

FUND PROFILE

Putnam Premier Income Trust is designed for investors seeking a high level of current income. The fund maintains flexibility across three sectors -- U.S. government and agencies, high-yield corporate, and international -- to seek maximum current income without undue risk to capital. The fund may be appropriate for investors seeking a higher level of income who can accept a moderately higher level of risk.



Market overview

Global bond markets have enjoyed a favorable set of circumstances during the past six months. Most sectors have produced positive returns, with riskier sectors -- including corporate high-yield bonds and emerging-market bonds -- continuing to outperform the higher-quality investment-grade corporate, government, and agency sectors. While short-term interest rates generally rose during the period, following the Fed's lead, the Fed's clear communication of its tightening policy and its measured pace of rate increases resulted in no surprises. This clarity was beneficial for longer-term bondholders, who remained focused on economic data. Consequently, while the federal funds rate rose from 1.00% in June 2004 to 2.50% on February 2, 2005 (just after the end of the reporting period), long-term rates moved downward, as low inflation and stable economic conditions helped investors remain generally positive. The rise in short rates and decline in long rates therefore caused a narrowing in the spread between the two, causing the yield curve -- a graphical depiction of all bond yields -- to flatten.

Although turmoil continued in Iraq and the Middle East, other uncertainties that have preoccupied investors -- including fears of terrorism and the close U.S. presidential election -- have lessened. Generally positive economic conditions, low interest rates on high-quality bonds, and a weak dollar drew investors into riskier bond sectors that provided higher income levels. As a result, high-yield corporate bonds and emerging-market securities outperformed. In the high-yield sector, default rates continued to decline, and, combined with positive global economic growth, attracted investors and resulted in strong demand for these securities. Emerging markets generally benefited from high energy and commodities prices, solid economic growth, and an overall reduction of perceived risk. The weak dollar also helped bolster returns in emerging-market securities for U.S. investors.

------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 1/31/05
------------------------------------------------------------------------------
Bonds
------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency securities)      3.30%
------------------------------------------------------------------------------
Citigroup Non-U.S. World Government Bond Index
(international government bonds)                                       13.07%
------------------------------------------------------------------------------
JP Morgan Global High Yield Index (global high-yield
corporate bonds)                                                        7.72%
------------------------------------------------------------------------------
JP Morgan Global Diversified Emerging Markets Bond Index
(global emerging-market bonds)                                         11.03%
------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                      8.16%
------------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                 16.68%
------------------------------------------------------------------------------
Russell 2000 Index (small-company stocks)                              13.88%
------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 1/31/05.
------------------------------------------------------------------------------



Strategy overview

While the fund's emerging-market and high-yield corporate bond holdings provided the strongest performance, we had begun trimming these positions before the period began and reduced these weightings further during the period. These sectors have seen such strong performance over the past few years that we believed they were no longer attractively valued. Moreover, although global economic growth continued at a solid pace, it has slowed from prior years.

Within the high-yield corporate sector, we upgraded credit quality by selling CCC-rated and B-rated bonds and buying bonds with BB-ratings. We used the proceeds of the sales to increase the fund's weighting in mortgage-backed securities (MBSs), asset-backed securities (ABSs), and commercial mortgage-backed securities (CMBSs), all of which had solid returns during the period. These securities are generally high in credit quality and have shorter maturities, or durations, meaning that they are likely to be less sensitive to an increase in interest rates. Moreover, their shorter maturities give us the flexibility to reinvest more frequently, which would be beneficial if interest rates were to rise. We found CMBSs particularly attractive because they offered higher yields than corporate bonds of roughly the same credit quality.

We increased the fund's position in bank loans during the period. These securities offer a higher level of credit quality than high-yield bonds. In addition, they offer floating interest rates that, like an adjustable home mortgage, move with market rates and therefore can provide protection of principal from interest-rate risk.


[GRAPHIC OMITTED: horizontal bar chart TOP SECTOR WEIGHTINGS COMPARED]

TOP SECTOR WEIGHTINGS COMPARED

                          as of 7/31/04    as of 1/31/05

High yield                   40.9%            42.1%

U.S. investment grade        39.1%            40.9%

International                20.0%            17.0%

Footnote reads:
This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.



How fund holdings and sectors affected performance

As already mentioned, we reduced the fund's exposure to corporate high-yield bonds and increased its allocation to mortgage-backed securities (MBSs), asset-backed securities (ABSs), and commercial mortgage-backed securities (CMBSs). Within the MBS group, we acquired high-coupon GNMA (Government National Mortgage Association) securities, which were less likely to be prepaid and therefore performed well. The fund also owned reperforming GNMAs, which are traditional MBSs in which the borrowers have become delinquent in making payments for a period of time. As a result, these securities are less likely to be refinanced than other types of MBSs. We believed the reperforming GNMAs did not represent a major credit risk, and the fund benefited from the higher income that they produced.

The fund's CMBS holdings performed well, as investors were attracted to their combination of relatively high income and strong credit quality. These securities are backed both by the issuers that pool the securities and the individual corporations issuing the mortgages. Given the relative strength of the economic recovery over the past few years, this credit quality has generally been strong.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS
(Percent of fund's net assets as of 1/31/05)

High-yield sector

1 AT&T Corp (0.7%)
  Sr. notes 9 3/4%, 2031

2 Conseco Finance Securitizations Corp.
  (0.4%)
  Ser. 01-3, Class A4, 6.91%, 2033

3 Conseco Finance Securitizations Corp.
  (0.4%)
  Ser. 00-4, Class A6, 8.31s, 2032

International sector

1 France (Government of) (1.2%)
  Bonds 4%, 2013

2 Germany (Federal Republic of) (1.0%)
  Bonds Ser. 97, 6%, 2007

3 Russia (Federation of) (0.9%)
  144A unsub. Stepped-coupon 5%
  (7 1/2%, 3/31/07), 2030

U.S. investment-grade sector

1 Federal Home Loan Mortgage
  Corporation (4.2%)
  6 1/2%, with due dates from July 1, 2028 to September 1, 2034

2 U.S. Government Treasury Bonds (4.0%)
  6 1/4%, May 15, 2030

3 Federal National Mortgage Association
  Pass-Through Certificates (3.2%)
  4 1/2%, TBA, February 1, 2020

The fund's holdings will change over time.


The fund's international government bond holdings, including bonds from the United Kingdom, Germany, France, and Canada, performed well, responding to solid economic growth and declining longer-term interest rates. The fund's European government holdings were also bolstered by the currency effect of the weak dollar.

Although the fund's emerging-market weighting had been reduced prior to the beginning of the period, we continued to pare back these holdings during their strong performance of the past six months. These securities have performed well over the past several years as a result of strong growth in many emerging-market countries, due to gains in manufacturing and exports to other rapidly growing countries, as well as exports of metals, oil, and natural gas, all of which have risen significantly in price. Bonds from Russia, Colombia, and Brazil delivered particularly strong performance.

Finally, with over 10% of the fund's assets invested in foreign bonds, currency appreciation due to the decline in the dollar versus other major currencies -- especially the euro -- made a significant and positive contribution to returns.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

OF SPECIAL INTEREST

Merger with Putnam Master Income Trust completed

During the period, shareholders of Putnam Master Income Trust and Putnam Premier Income Trust approved a merger of Putnam Master Income Trust into Putnam Premier Income Trust, and the merger was recently completed on February 28, 2005. Putnam Master Income Trust is a closed-end, multi-sector fixed-income fund whose objectives, strategy, and investments are substantially similar to those of your fund. The merger, which occurred on February 25, 2005, should result in lower expenses for shareholders of each fund due to the larger asset base of the combined fund.



The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

The past two years have seen strong returns in the emerging and high-yield corporate bond markets, reflecting a global economic recovery. We continue to believe, as we did six months ago, that certain headwinds could have a negative impact on the performance of lower-quality bond sectors. First, the current high level of energy prices may act as a tax and reduce both consumer and corporate spending. And second, higher short-term interest rates and lower long-term interest rates have resulted in a flattening of the yield curve, which represents yields on bonds of all maturities. This flattening has reduced the incentive for investors to take more risk by buying longer-maturity bonds. Similarly, the narrowing of the credit yield spread -- the difference in yield between lower- and higher-quality bonds -- has also reduced the incentive for investors to take on greater credit risk because lower-quality bonds are not paying as high an interest rate as they did a year or two ago.

On the positive side, inflation remains low and there do not appear to be any imminent threats to the stability of the global economy, which is still growing at a solid, positive rate. Nevertheless, we have positioned the fund to have a shorter average maturity and shorter duration -- or lower interest-rate sensitivity -- and we have generally improved the overall credit quality in the portfolio. We believe these are prudent measures given the current state of the global economy and bond markets.


The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.



Your fund's management

Your fund is managed by the members of the Putnam Core Fixed-Income and Core Fixed-Income High-Yield teams. D. William Kohli is the Portfolio Leader, and Rob Bloemker, Jeffrey Kaufman, Stephen Peacher, and David Waldman are Portfolio Members of your fund. The Portfolio Leader and Portfolio Members coordinate the teams' management of the fund.

For a complete listing of the members of the Putnam Core Fixed-Income and Core Fixed-Income High-Yield teams, including those who are not Portfolio Leaders or Portfolio Members of your fund, visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Fund ownership

The table below shows how much the fund's current Portfolio Leader and Portfolio Members have invested in the fund (in dollar ranges).
Information shown is for the current and prior year ended January 31.



-------------------------------------------------------------------------------------------------------------
FUND PORTFOLIO LEADER AND PORTFOLIO MEMBERS
-------------------------------------------------------------------------------------------------------------
                                    $1 -        $10,001 -    $50,001 -   $100,001 -     $500,001 - $1,000,001
                    Year     $0     $10,000     $50,000     $100,000     $500,000     $1,000,000     and over
-------------------------------------------------------------------------------------------------------------
D. William Kohli    2005      *
-------------------------------------------------------------------------------------------------------------
Portfolio Leader    2004      *
-------------------------------------------------------------------------------------------------------------
Rob Bloemker        N/A
-------------------------------------------------------------------------------------------------------------
Portfolio Member    N/A
-------------------------------------------------------------------------------------------------------------
Jeffrey Kaufman     N/A
-------------------------------------------------------------------------------------------------------------
Portfolio Member    N/A
-------------------------------------------------------------------------------------------------------------
Stephen Peacher     N/A
-------------------------------------------------------------------------------------------------------------
Portfolio Member    N/A
-------------------------------------------------------------------------------------------------------------
David Waldman       2005      *
-------------------------------------------------------------------------------------------------------------
Portfolio Member    2005      *
-------------------------------------------------------------------------------------------------------------

N/A indicates that the individual became a Portfolio Member after the reporting date.




Fund manager compensation

The total 2004 fund manager compensation that is attributable to your fund is approximately $800,000. This amount includes a portion of 2004 compensation paid by Putnam Management to the fund managers listed in this section for their portfolio management responsibilities, calculated based on the fund assets they manage as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2004 compensation paid to the Chief Investment Officers of the teams and the Group Chief Investment Officer responsible for the fund's broader investment category for their oversight responsibilities, calculated based on the fund assets they oversee taken as a percentage of the total assets they oversee. These percentages are determined as of the fund's fiscal period-end. For personnel who joined Putnam Management during or after 2004, the calculation reflects annualized 2004 compensation or an estimate of 2005 compensation, as applicable.

Other Putnam funds managed by
the Portfolio Leader and Portfolio Members

D. William Kohli is also a Portfolio Leader of Putnam Diversified Income Trust and Putnam Master Intermediate Income Trust, and a Portfolio Member of Putnam Global Income Trust.

Rob Bloemker is also a Portfolio Member of Putnam American Government Income Fund, Putnam Diversified Income Trust, Putnam Income Fund, Putnam Limited Duration Government Income Fund, Putnam Master Intermediate Income Trust, and Putnam U.S. Government Income Trust.

Jeffrey Kaufman is also a Portfolio Member of Putnam Diversified Income Trust and Putnam Master Intermediate Income Trust.

Stephen Peacher is also a Portfolio Leader of Putnam Floating Rate Income Fund, Putnam High Yield Advantage Fund, Putnam High Yield Trust, and Putnam Managed High Yield Trust. He is also a Portfolio Member of Putnam Diversified Income Trust and Putnam Master Intermediate Income Trust.

David Waldman is also a Portfolio Member of Putnam Diversified Income Trust and Putnam Master Intermediate Income Trust.

D. William Kohli, Rob Bloemker, Jeffrey Kaufman, Stephen Peacher, and David Waldman may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.


Changes in your fund's Portfolio Leader and Portfolio Members

Your fund's Portfolio Leader and Portfolio Members did not change during the year ended January 31, 2005. After the close of the period, Rob Bloemker, Jeffrey Kaufman, and Stephen Peacher became Portfolio Members of your fund.

Fund ownership

The table below shows how much the members of Putnam's Executive Board have invested in the fund (in dollar ranges). Information shown is for the current and prior year ended January 31.



----------------------------------------------------------------------------------------------------
PUTNAM EXECUTIVE BOARD
----------------------------------------------------------------------------------------------------
                                                        $1 -        $10,001 -    $50,001-   $100,001
                                        Year     $0     $10,000     $50,000     $100,000    and over
----------------------------------------------------------------------------------------------------
Philippe Bibi                           2005      *
----------------------------------------------------------------------------------------------------
Chief Technology Officer                2004      *
----------------------------------------------------------------------------------------------------
John Boneparth                          2005      *
----------------------------------------------------------------------------------------------------
Head of Global Institutional Mgmt       2004      *
----------------------------------------------------------------------------------------------------
Joshua Brooks                           N/A
----------------------------------------------------------------------------------------------------
Deputy Head of Investments              N/A
----------------------------------------------------------------------------------------------------
Kevin Cronin                            2005      *
----------------------------------------------------------------------------------------------------
Head of Investments                     N/A
----------------------------------------------------------------------------------------------------
Charles Haldeman, Jr.                   2005               *
----------------------------------------------------------------------------------------------------
President and CEO                       2004      *
----------------------------------------------------------------------------------------------------
Amrit Kanwal                            2005      *
----------------------------------------------------------------------------------------------------
Chief Financial Officer                 N/A
----------------------------------------------------------------------------------------------------
Steven Krichmar                         2005      *
----------------------------------------------------------------------------------------------------
Chief of Operations                     N/A
----------------------------------------------------------------------------------------------------
Francis McNamara, III                   2005      *
----------------------------------------------------------------------------------------------------
General Counsel                         N/A
----------------------------------------------------------------------------------------------------
Richard Monaghan                        2005      *
----------------------------------------------------------------------------------------------------
Head of Retail Management               2004      *
----------------------------------------------------------------------------------------------------
Richard Robie, III                      2005      *
----------------------------------------------------------------------------------------------------
Chief Administrative Officer            N/A
----------------------------------------------------------------------------------------------------
Edward Shadek                           N/A
----------------------------------------------------------------------------------------------------
Deputy Head of Investments              N/A
----------------------------------------------------------------------------------------------------

N/A indicates the individual joined Putnam's Executive Board after the reporting date.




Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended January 31, 2005. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares.


------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 1/31/05
------------------------------------------------------------------------------
                                       NAV            Market price
------------------------------------------------------------------------------
6 months                               7.43%          9.53%
------------------------------------------------------------------------------
1 year                                 8.48           6.47
------------------------------------------------------------------------------
5 years                               51.16          68.91
Annual average                         8.61          11.05
------------------------------------------------------------------------------
10 years                             118.62         121.70
Annual average                         8.14           8.29
------------------------------------------------------------------------------
Annual average
Life of fund
(since 2/29/88)                        8.55           7.50
------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes.



------------------------------------------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/05
------------------------------------------------------------------------------------------------------------
                                                    Citigroup                                Lipper Flexible
                                Lehman              Non-U.S.             JP Morgan           Income Funds
                                Government          World                Global              (closed-end)
                                Bond                Government           High Yield          category
                                Index               Bond Index           Index*              average+
------------------------------------------------------------------------------------------------------------
6 months                         3.30%              13.07%               7.72%               8.25%
------------------------------------------------------------------------------------------------------------
1 year                           3.27                9.85                9.55                8.39
------------------------------------------------------------------------------------------------------------
5 years                         44.10               53.99               44.87               43.18
Annual average                   7.58                9.02                7.70                7.28
------------------------------------------------------------------------------------------------------------
10 years                       102.78               94.70              125.81              121.05
Annual average                   7.33                6.89                8.49                8.07
------------------------------------------------------------------------------------------------------------
Annual average
Life of fund
(since 2/29/88)                  7.65                7.64                  --                8.33
------------------------------------------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value. Lipper calculations for reinvested dividends may differ from actual performance.

* The inception date of the JP Morgan Global High Yield Index was 12/31/93.

+ Over the 6-month and 1-, 5-, and 10-year periods ended 1/31/05, there were 10 funds in this Lipper category.




------------------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/05
------------------------------------------------------------------------------
Putnam Premier Income Trust
------------------------------------------------------------------------------
Distributions (number)                   6
------------------------------------------------------------------------------
Income                                   $0.234
------------------------------------------------------------------------------
Capital gains                            --
------------------------------------------------------------------------------
Total                                    $0.234
------------------------------------------------------------------------------
Share value:                             NAV        Market price
------------------------------------------------------------------------------
7/31/04                                  $7.03      $6.29
------------------------------------------------------------------------------
1/31/05                                   7.29       6.65
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate 1                  6.42%      7.04%
------------------------------------------------------------------------------

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.


------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 12/31/04 (MOST RECENT CALENDAR QUARTER)
------------------------------------------------------------------------------
                                       NAV              Market price
------------------------------------------------------------------------------
6 months                               8.07%            12.52%
------------------------------------------------------------------------------
1 year                                 9.84              7.27
------------------------------------------------------------------------------
5 years                               49.36             65.88
Annual average                         8.35             10.65
------------------------------------------------------------------------------
10 years                             119.31            127.75
Annual average                         8.17              8.58
------------------------------------------------------------------------------
Annual average
Life of fund
(since 2/29/88)                        8.56              7.43
------------------------------------------------------------------------------



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the American Stock Exchange and the New York Stock Exchange.

Comparative indexes

Citigroup Non-U.S. World Govern ment Bond Index is an unmanaged index of global investment-grade fixed-income securities, excluding the United States.

JP Morgan Global Diversified Emerging Markets Bond Index is an unmanaged index of global emerging-market fixed-income securities.

JP Morgan Global High Yield Index is an unmanaged index of global high-yield fixed-income securities.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.



Trustee approval of
management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of each fund's management contract with Putnam Management. In this regard the Board of Trustees, with the assistance of its Contract Committee consisting solely of Independent Trustees, requests and evaluates all information it deems reasonably necessary in the circumstances. Over the course of several months beginning in March and ending in June of 2004, the Contract Committee reviewed the information provided by Putnam Management and other information developed with the assistance of the Board's independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended and the Independent Trustees approved the continuance of your fund's contract, effective July 1, 2004.

This approval was based on the following conclusions:

* That the fee schedule currently in effect for your fund represents reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such service, and

* That such fee schedule represents an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below.

Model fee schedules and categories; total expenses

The Trustees, working in cooperation with Putnam Management, have developed and implemented a series of model fee schedules for the Putnam funds designed to ensure that each fund's management fee is consistent with the fees for similar funds in the Putnam complex and compares favorably with fees paid by competitive funds sponsored by other advisors. The Trustees reviewed the model fee schedule currently in effect for the fund, including fee levels and breakpoints, and the assignment of the fund to a particular fee category under this structure. The Trustees also reviewed comparative fee and expense information for competitive funds. The Trustees concluded that no changes should be made in the fund's current fee schedule at this time. The Trustees noted that expense ratios for a number of Putnam funds had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. They noted that such expense ratio increases were currently being controlled by expense limitations implemented in January 2004. They also noted that the competitive landscape regarding mutual fund fees may be changing as a result of fee reductions accepted by various other fund groups in connection with recent regulatory settlements and greater focus on fees and expenses in the mutual fund industry generally. The Trustees indicated an intention to monitor these developments closely.

Economies of scale

As noted above, the Trustees concluded that the fee schedule currently in effect for your fund represents an appropriate sharing of economies of scale at current asset levels. The Trustees indicated their intention to continue their ongoing consideration of economies of scale and in particular to consider further the possible operation of such economies in the event that a significant recovery in the equity markets or net fund sales were to raise asset levels substantially above current levels. In this regard, the Trustees noted that they had reviewed data relating to the substantial increase in asset levels of the Putnam funds that occurred during the years leading up to the market peak in 2000, the subsequent decline in assets and the resulting impact on revenues and expenses of Putnam Management. The Trustees also noted that recent declines in net assets in many Putnam funds, together with significant changes in the cost structure of Putnam Management have altered the economics of Putnam Management's business in significant ways. The Trustees concluded that they would monitor these changes carefully and evaluate the resulting impact on Putnam Management's economics and the sharing of economies of scale between the parties.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees' evaluation of the quality of services provided by Putnam Management under the Management Contracts. The Trustees recognized that a high quality investment process -- as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel -- does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing the fund's performance with various benchmarks and with the performance of competitive funds. The Trustees noted the satisfactory investment performance of many Putnam funds.


They also noted the disappointing investment performance of certain funds in recent years and continued to discuss with senior management of Putnam Management the factors contributing to such under-performance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line in an effort to address areas of underperformance. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional remedial changes are warranted. As a general matter, the Trustees concluded that consultation between the Trustees and Putnam Management represents the most effective way to address investment performance problems. The Trustees believe that investors in the Putnam funds and their financial advisors have, as a general matter, effectively placed their trust in the Putnam organization, under the supervision of the funds' Trustees, to make appropriate decisions regarding the management of the funds. The Trustees believe that the termination of the Management Contract and engagement of a new investment adviser for under-performing funds, with all the attendant disruptions, would not serve the interests of fund shareholders at this time and would not necessarily provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the Management Contract with your fund. These include principally benefits related to brokerage and soft-dollar allocations, which pertain mainly to funds investing in equity securities. The Trustees believe that soft-dollar credits and other potential benefits associated with the allocation of fund brokerage represent assets of the funds that should be used for the benefit of fund shareholders. The Trustees noted recent trends in the allocation of fund brokerage, including commission costs, the allocation of brokerage to firms that provide research services to Putnam Management, and the sources and application of available soft-dollar credits. Effective December 31, 2003, reflecting a decision made by the Trustees earlier that year, Putnam Management ceased allocating brokerage in connection with the sale of fund shares. In addition, in preparing its budget for commission allocations in 2004, Putnam Management voluntarily reduced substantially the allocation of brokerage commissions to acquire research services from third-party service providers. In light of evolving best practices in the mutual fund industry, the Trustees concluded that this practice should be further curtailed and possibly eliminated in the near future. The Trustees indicated that they would continue to monitor the allocation of the funds' brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.


Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of the annual contract reviews included information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans and college endowments. This information included comparison of such fees with fees charged to the Putnam funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees devoted special attention to these issues and reviewed recent articles by critics of mutual fund fees, articles by the ICI defending such fee differences, and relevant guidance provided by decisions of the courts. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflects to a substantial degree historical competitive forces operating in separate market places. In reaching their conclusions, the Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, and also considered the differences between the services that Putnam provides to the Putnam funds and those that it provides to institutional clients of the firm.

Settlement of regulatory charges related to market timing

Finally, in reaching their conclusions, the Trustees considered all matters pertinent to the administrative charges filed against Putnam Management by the SEC and the Commonwealth of Massachusetts in October 2003 relating to market timing, the firm's settlement of those charges, and the conclusions and recommendations of the Trustees' Audit and Pricing Committee based on its review of these matters. The Trustees considered the actions taken by the owner of Putnam Management and its new senior management to terminate or discipline the individuals involved, to implement new compliance systems, to indemnify the funds against all costs and liabilities related to these matters, and otherwise to ensure that the interests of the funds and their shareholders are fully protected. The Trustees noted that, in addition to the settlements of the regulatory charges which will provide comprehensive restitution for any losses suffered by shareholders, the new senior management of Putnam Management has moved aggressively to control expense ratios of funds affected by market timing, to reduce charges to new investors, to improve disclosure of fees and expenses, and to emphasize the paramount role of investment performance in achieving shareholders' investment goals.



Other information for shareholders

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds' proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004, are available on the Putnam Individual Investor Web site, www.putnaminvestments.com/individual, and on the SEC's Web site, www.sec.gov. If you have questions about finding forms on the SEC's Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds' proxy voting guidelines and procedures at no charge by calling Putnam's Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

For periods ending on or after July 9, 2004, the fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund's Forms N-Q on the SEC's Web site at www.sec.gov. In addition, the fund's Forms N-Q may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's Web site or the operation of the public reference room.



The fund's portfolio
January 31, 2005 (Unaudited)

Corporate bonds and notes (36.2%) (a)
Principal amount                                                          Value

Basic Materials (3.6%)
-------------------------------------------------------------------------------
      $575,000 AK Steel Corp. company guaranty
               7 3/4s, 2012                                            $590,813
       630,000 ALROSA Finance SA 144A company
               guaranty 8 7/8s,  2014 (Luxembourg)                      653,625
       260,000 Avecia Group PLC company guaranty
               11s, 2009 (United Kingdom)                               274,300
     1,020,000 BCP Caylux Holdings Luxembourg SCA
               144A sr. sub. notes 9 5/8s,  2014
               (Luxembourg)                                           1,132,200
       405,000 Century Aluminum Co. 144A company
               guaranty 7 1/2s, 2014                                    432,338
EUR    775,000 Cognis GMBH 144A sr. notes 9 1/2s,
               2014 (Germany)                                         1,133,877
    $1,035,000 Compass Minerals Group, Inc. company
               guaranty 10s, 2011                                     1,161,788
       400,000 Compass Minerals International, Inc.
               sr. disc. notes
               stepped-coupon Ser. B, zero % (12s,
               6/1/08), 2013 (STP)                                      326,000
     1,070,000 Compass Minerals International, Inc.
               sr. notes stepped-coupon zero %
               (12 3/4s, 12/15/07), 2012 (STP)                          920,200
       738,000 Crystal US Holdings, LLC/US Sub 3
               Corp. 144A sr. disc. notes
               stepped-coupon zero % (10s,
               10/1/09), 2014 (STP)                                     512,910
       265,000 Equistar Chemicals LP notes 8 3/4s,
               2009                                                     291,500
     2,345,000 Equistar Chemicals LP/Equistar
               Funding Corp. company guaranty
               10 1/8s, 2008                                          2,673,300
       615,000 Georgia-Pacific Corp. bonds 7 3/4s,
               2029                                                     701,100
     1,340,000 Georgia-Pacific Corp. debs. 7.7s,
               2015                                                   1,541,000
        60,000 Georgia-Pacific Corp. sr. notes 8s,
               2024                                                      70,350
         4,000 Georgia-Pacific Corp. sr. notes
               7 3/8s, 2008                                               4,330
       950,000 Gerdau Ameristeel Corp. sr. notes
               10 3/8s, 2011 (Canada)                                 1,097,250
     1,385,000 Hercules, Inc. company guaranty
               11 1/8s, 2007                                          1,627,375
       280,000 Huntsman Advanced Materials, LLC
               144A sec. FRN 10.89s, 2008                               300,300
       330,000 Huntsman Advanced Materials, LLC
               144A sec. notes 11s, 2010                                387,750
     1,099,000 Huntsman Co., LLC sr. disc. notes
               zero %, 2008                                             733,583
     2,190,000 Huntsman ICI Holdings sr. disc.
               notes zero %, 2009                                     1,229,138
       555,000 Huntsman, LLC company guaranty
               11 5/8s, 2010                                            646,575
       415,000 Huntsman, LLC 144A company guaranty
               11 1/2s, 2012                                            491,775
       325,000 Innophos, Inc. 144A sr. sub. notes
               8 7/8s, 2014                                             350,188
       180,000 International Steel Group, Inc. sr.
               notes 6 1/2s, 2014                                       194,400
       912,000 ISP Chemco, Inc. company guaranty
               Ser. B, 10 1/4s, 2011                                  1,012,320
       310,000 Jefferson Smurfit Corp. company
               guaranty 8 1/4s, 2012                                    328,600
        55,000 Jefferson Smurfit Corp. company
               guaranty 7 1/2s, 2013                                     56,788
EUR    700,000 JSG Holding PLC 11 1/2s, 2015                            914,661
      $100,000 Lyondell Chemical Co. bonds 11 1/8s,
               2012                                                     117,500
       980,000 Lyondell Chemical Co. company
               guaranty 9 1/2s, 2008                                  1,058,400
       895,000 Lyondell Chemical Co. notes Ser. A,
               9 5/8s, 2007                                             977,788
       125,000 MDP Acquisitions PLC sr. notes
               9 5/8s, 2012 (Ireland)                                   138,125
EUR    610,000 MDP Acquisitions PLC sr. notes
               Ser. EUR, 10 1/8s, 2012 (Ireland)                        906,384
      $892,474 MDP Acquisitions PLC sub. notes
               15 1/2s, 2013 (Ireland) (PIK)                          1,039,732
EUR    100,000 Nalco Co. sr. notes 7 3/4s, 2011                         144,352
EUR    100,000 Nalco Co. sr. sub. notes 9s, 2013                        144,352
    $1,490,000 Nalco Co. sr. sub. notes 8 7/8s,
               2013                                                   1,624,100
       795,000 Norske Skog Canada, Ltd. sr. notes
               7 3/8s, 2014 (Canada)                                    802,950
     1,140,000 Novels, Inc. 144A sr. notes 7 1/4s,
               2015 (Canada)                                          1,162,800
       609,379 PCI Chemicals Canada sec. sr. notes
               10s, 2008 (Canada)                                       645,942
       112,580 Pioneer Companies, Inc. sec.
               sr.notes FRN 6.05s, 2006                                 118,209
EUR    500,000 Rockwood Specialties Group, Inc.
               company guaranty 7 5/8s, 2014                            664,734
      $200,000 Rockwood Specialties Group, Inc.
               144A sub. notes 7 1/2s, 2014                             206,000
EUR    620,000 SGL Carbon SA 144A sr. notes 8 1/2s,
               2012 (Luxembourg)                                        903,465
      $965,000 Steel Dynamics, Inc. company
               guaranty 9 1/2s, 2009                                  1,054,263
       207,976 Sterling Chemicals, Inc. sec. notes
               10s, 2007 (PIK)                                          206,936
       345,000 Stone Container Corp. sr. notes
               8 3/8s, 2012                                             365,700
       210,000 Stone Container Finance company
               guaranty 7 3/8s, 2014 (Canada)                           216,300
       529,000 Ucar Finance, Inc. company guaranty
               10 1/4s, 2012                                            591,819
       498,000 United Agri Products 144A sr. notes
               8 1/4s, 2011                                             535,350
       706,000 United States Steel Corp. sr. notes
               9 3/4s, 2010                                             806,605
        77,422 Wheeling-Pittsburgh Steel Corp. sr.
               notes 6s, 2010                                            65,034
       150,487 Wheeling-Pittsburgh Steel Corp. sr.
               notes 5s, 2011                                           126,409
       260,000 WHX Corp. sr. notes 10 1/2s, 2005                        247,000
                                                                 --------------
                                                                     36,660,583

Capital Goods (2.6%)
-------------------------------------------------------------------------------
       698,000 AEP Industries, Inc. sr. sub. notes
               9 7/8s, 2007                                             711,960
     1,670,000 Allied Waste North America, Inc.
               company guaranty Ser. B, 8 1/2s,
               2008                                                   1,736,800
       511,000 Amsted Industries, Inc. 144A sr.
               notes 10 1/4s, 2011                                      574,875
       775,000 Argo-Tech Corp. sr. notes 9 1/4s,
               2011                                                     848,625
       260,000 BE Aerospace, Inc. sr. sub. notes
               Ser. B, 8s, 2008                                         257,400
       776,000 Blount, Inc. sr. sub. notes 8 7/8s,
               2012                                                     843,900
       455,000 Browning-Ferris Industries, Inc.
               debs. 7.4s, 2035                                         389,025
       597,000 Browning-Ferris Industries, Inc. sr.
               notes 6 3/8s, 2008                                       585,060
     1,240,000 Crown Euro Holdings SA sec. notes
               10 7/8s, 2013 (France)                                 1,453,900
EUR    115,000 Crown Euro Holdings SA sec. notes
               10 1/4s, 2011 (France)                                   172,000
      $387,000 Crown Euro Holdings SA sec. notes
               9 1/2s, 2011 (France)                                    431,505
EUR    151,000 Crown Euro Holdings SA sec. notes
               6 1/4s, 2011 (France)                                    207,835
    $2,596,000 Decrane Aircraft Holdings Co.
               company guaranty zero %, 2008                            986,480
     1,010,000 Earle M. Jorgensen Co. sec. notes
               9 3/4s, 2012                                           1,128,675
       840,000 FIMEP SA sr. notes 10 1/2s, 2013
               (France)                                                 993,300
EUR    500,000 Flender Holdings 144A sr. notes 11s,
               2010 (Germany)                                           786,928
      $770,000 Flowserve Corp. company guaranty
               12 1/4s, 2010                                            847,000
     1,370,000 Invensys, PLC notes 9 7/8s, 2011
               (United Kingdom)                                       1,469,325
     2,050,000 L-3 Communications Corp. 144A sr.
               sub. notes 5 7/8s, 2015                                2,039,750
     1,025,000 Legrand SA debs. 8 1/2s, 2025
               (France)                                               1,209,500
        78,000 Manitowoc Co., Inc. (The) company
               guaranty 10 1/2s, 2012                                    89,505
EUR    240,000 Manitowoc Co., Inc. (The) company
               guaranty 10 3/8s, 2011                                   349,572
      $305,000 Manitowoc Co., Inc. (The) sr. notes
               7 1/8s, 2013                                             326,350
       305,000 Mueller Group, Inc. sec. FRN 7.493s,
               2011                                                     313,388
       370,000 Mueller Group, Inc. sr. sub. notes
               10s, 2012                                                399,600
       775,000 Owens-Brockway Glass company
               guaranty 8 1/4s, 2013                                    842,813
       613,000 Owens-Brockway Glass company
               guaranty 7 3/4s, 2011                                    658,975
     1,345,000 Owens-Brockway Glass sr. sec. notes
               8 3/4s, 2012                                           1,496,313
       206,000 Owens-Illinois, Inc. debs. 7.8s,
               2018                                                     214,240
       405,000 Pliant Corp. sec. notes 11 1/8s,
               2009                                                     441,956
EUR    201,000 Polypore, Inc. notes 8 3/4s, 2012                        272,463
      $363,000 Polypore, Inc. sr. sub. notes
               8 3/4s, 2012                                             372,983
     1,650,000 Sequa Corp. sr. notes 9s, 2009                         1,823,250
       325,000 Siebe PLC 144A sr. unsub. 6 1/2s,
               2010 (United Kingdom)                                    307,531
       265,000 Terex Corp. company guaranty 9 1/4s,
               2011                                                     293,488
       995,000 Terex Corp. company guaranty Ser. B,
               10 3/8s, 2011                                          1,104,450
                                                                 --------------
                                                                     26,980,720

Communication Services (3.9%)
-------------------------------------------------------------------------------
       469,000 Alamosa Delaware, Inc. company
               guaranty 11s, 2010                                       546,385
       371,000 Alamosa Delaware, Inc. company
               guaranty stepped-coupon zero %
               (12s, 7/31/05), 2009 (STP)                               399,753
       270,000 American Cellular Corp. company
               guaranty 9 1/2s, 2009                                    249,750
     1,040,000 American Towers, Inc. company
               guaranty 7 1/4s, 2011                                  1,086,800
       770,000 Asia Global Crossing, Ltd. sr. notes
               13 3/8s, 2010 (Bermuda) (In default)
               (NON)                                                     38,500
     5,725,000 AT&T Corp. sr. notes 9 3/4s, 2031                      7,292,219
     1,775,000 AT&T Corp. sr. notes 9.05s, 2011                       2,059,000
       205,000 Cincinnati Bell Telephone Co.
               company guaranty 6.3s, 2028                              186,550
       750,000 Cincinnati Bell, Inc. sr. sub. notes
               8 3/8s, 2014                                             761,250
       565,000 Cincinnati Bell, Inc. sr. sub. notes
               7 1/4s, 2023                                             553,700
     1,475,000 Citizens Communications Co. notes
               9 1/4s, 2011                                           1,722,063
     2,993,000 Citizens Communications Co. sr.
               notes 6 1/4s, 2013                                     2,985,518
       437,472 Colo.com, Inc. 144A sr. notes
               13 7/8s, 2010 (In default) (NON) (F)                          --
       365,000 Eircom Funding company guaranty
               Ser. US$, 8 1/4s, 2013 (Ireland)                         398,763
       540,000 Fairpoint Communications, Inc. sr.
               sub. notes 12 1/2s, 2010                                 587,250
       300,220 Globix Corp. company guaranty 11s,
               2008 (PIK)                                               283,708
       810,000 Inmarsat Finance PLC company
               guaranty 7 5/8s, 2012 (United
               Kingdom)                                                 826,200
     1,060,000 Inmarsat Finance PLC company
               guaranty stepped-coupon zero %
               (10 3/8s, 10/15/08), 2012                                768,500
       420,000 iPCS, Inc. sr. no 11 1/2s, 2012                          479,850
       115,000 IWO Escrow Co. 144A sec. FRN 6.32s,
               2012                                                     115,000
       115,000 IWO Escrow Co. 144A sr. disc. notes
               stepped-coupon zero %
               (10 3/4s, 1/15/10), 2015 (STP)                            73,313
       780,000 Level 3 Financing, Inc. 144A sr.
               notes 10 3/4s, 2011                                      672,750
     1,005,000 Madison River Capital Corp. sr.
               notes 13 1/4s, 2010                                    1,075,350
     1,458,000 MCI, Inc. sr. notes 8.735s, 2014                       1,594,688
       358,000 MCI, Inc. sr. notes 7.688s, 2009                         373,663
         1,000 MCI, Inc. sr. notes 6.908s, 2007                           1,023
     1,628,000 Nextel Communications, Inc. sr.
               notes 7 3/8s, 2015                                     1,794,870
     2,602,000 Nextel Communications, Inc. sr.
               notes 5.95s, 2014                                      2,699,575
       915,000 Nextel Partners, Inc. sr. notes
               8 1/8s, 2011                                           1,006,500
       390,000 PanAmSat Corp. notes 6 3/8s, 2008                        403,650
       610,000 Qwest Communications International,
               Inc. 144A sr. notes 7 3/4s, 2014                         620,675
     3,360,000 Qwest Corp. 144A notes 9 1/8s, 2012                    3,822,000
       505,000 Qwest Services Corp. 144A notes
               14 1/2s, 2014                                            632,513
       240,000 Rogers Cantel, Inc. debs. 9 3/4s,
               2016 (Canada)                                            288,000
       380,000 Rogers Wireless Communications, Inc.
               sec. notes 9 5/8s, 2011 (Canada)                         445,550
       365,000 Rogers Wireless Communications, Inc.
               sec. notes 7 1/2s,  2015 (Canada)                        390,550
       420,000 Rural Cellular Corp. sr. sub. notes
               9 3/4s, 2010                                             405,300
       322,000 SBA Communications Corp. 144A sr.
               notes 8 1/2s, 2012                                       335,283
       445,000 SBA Telecommunications Inc./SBA
               Communication Corp. sr. disc. notes
               stepped-coupon zero % (9 3/4s,
               12/15/07), 2011 (STP)                                    383,256
       935,000 TSI Telecommunication Services, Inc.
               company guaranty Ser. B,  12 3/4s,
               2009                                                   1,054,213
       510,000 UbiquiTel Operating Co. sr. notes
               9 7/8s, 2011                                             562,275
       336,000 UbiquiTel Operating Co. 144A sr.
               notes 9 7/8s, 2011                                       370,440
       337,135 Verado Holdings, Inc. sr. disc.
               notes zero %, 2008 (In default)
               (NON) (F)                                                     10
                                                                 --------------
                                                                     40,346,206

Consumer Cyclicals (8.2%)
-------------------------------------------------------------------------------
       730,000 Advertising Direct 144A sr. notes
               9 1/4s, 2012 (Canada)                                    770,150
       395,000 Ameristar Casinos, Inc. company
               guaranty 10 3/4s, 2009                                   442,400
       468,000 Argosy Gaming Co. sr. sub. notes 7s,
               2014                                                     514,800
       870,000 ArvinMeritor, Inc. notes 8 3/4s,
               2012                                                     973,313
       640,000 Asbury Automotive Group, Inc. sr.
               sub. notes 8s, 2014                                      641,600
     1,230,000 Autonation, Inc. company guaranty
               9s, 2008                                               1,383,750
       210,000 Beazer Homes USA, Inc. company
               guaranty 8 3/8s, 2012                                    230,475
       820,000 Boyd Gaming Corp. sr. sub. notes
               8 3/4s, 2012                                             904,050
       230,000 Boyd Gaming Corp. sr. sub. notes
               7 3/4s, 2012                                             247,250
       190,000 Boyd Gaming Corp. sr. sub. notes
               6 3/4s, 2014                                             194,750
     1,480,646 CanWest Media, Inc. 144A sr. sub.
               notes 8s, 2012 (Canada)                                1,580,590
       500,000 Chumash Casino & Resort Enterprise
               144A sr. notes 9s, 2010                                  547,500
     1,192,000 Coinmach Corp. sr. notes 9s, 2010                      1,227,760
       277,000 Cooper Standard Auto 144A notes
               8 3/8s, 2014                                             263,150
        91,000 Cooper Standard Auto 144A notes 7s,
               2012                                                      89,408
       145,000 D.R. Horton, Inc. company guaranty
               8s, 2009                                                 162,069
       880,000 D.R. Horton, Inc. sr. notes 7 7/8s,
               2011                                                   1,009,800
       220,000 D.R. Horton, Inc. sr. notes 6 7/8s,
               2013                                                     241,450
       600,000 D.R. Horton, Inc. sr. notes 5 7/8s,
               2013                                                     615,199
       220,000 Dana Corp. notes 10 1/8s, 2010                           243,143
       785,000 Dana Corp. notes 9s, 2011                                924,338
       135,000 Dana Corp. notes 7s, 2029                                134,104
       405,000 Dana Corp. notes 6 1/2s, 2009                            423,633
       780,000 Dayton Superior Corp. sec. notes
               10 3/4s, 2008                                            838,500
       295,000 Delco Remy International, Inc.
               company guaranty 11s, 2009                               311,225
       740,000 Delco Remy International, Inc. sr.
               sub. notes 9 3/8s, 2012                                  736,300
       825,000 Dex Media West, LLC/Dex Media
               Finance Co. sr. notes Ser. B,
               8 1/2s, 2010                                             897,188
       705,000 Dex Media, Inc. disc. notes zero %,
               2013                                                     530,513
       805,000 Dex Media, Inc. notes 8s, 2013                           855,313
       265,000 Dura Operating Corp. company
               guaranty Ser. B, 8 5/8s, 2012                            272,288
       661,000 FelCor Lodging LP company guaranty
               9s, 2008 (R)                                             743,625
       680,000 Finlay Fine Jewelry Corp. sr. notes
               8 3/8s, 2012                                             683,400
       965,000 Gaylord Entertainment Co. sr. notes
               8s, 2013                                               1,032,550
     1,160,000 Goodyear Tire & Rubber Co. (The)
               notes 7.857s, 2011                                     1,171,600
       285,000 Goodyear Tire & Rubber Co. (The)
               notes 6 3/8s, 2008                                       295,688
         5,000 Harrah's Operating Co., Inc. company
               guaranty 8s, 2011                                          5,794
       585,000 HMH Properties, Inc. company
               guaranty Ser. B, 7 7/8s, 2008 (R)                        600,356
       389,000 Host Marriott LP sr. notes Ser. E,
               8 3/8s, 2006 (R)                                         404,560
     1,050,000 Host Marriott LP 144A sr. notes 7s,
               2012 (R)                                               1,097,250
       475,000 Houghton Mifflin Co. sr. sub. notes
               9 7/8s, 2013                                             495,188
       825,000 Icon Health & Fitness company
               guaranty 11 1/4s, 2012                                   709,500
       725,000 ITT Corp. debs. 7 3/8s, 2015                             812,000
       815,000 ITT Corp. notes 6 3/4s, 2005                             832,319
     1,370,000 JC Penney Co., Inc. debs. 7.95s,
               2017                                                   1,596,050
       615,000 JC Penney Co., Inc. debs. 7 1/8s,
               2023                                                     666,506
        40,000 JC Penney Co., Inc. notes 8s, 2010                        45,350
     1,445,000 John Q. Hammons Hotels LP/John Q.
               Hammons Hotels Finance Corp. III
               1st mtge. Ser. B, 8 7/8s, 2012                         1,618,400
       728,000 Jostens Holding Corp. sr. disc.
               notes stepped-coupon zero %
               (10 1/4s, 12/1/08), 2013 (STP)                           509,600
     1,602,000 Jostens IH Corp. 144A company
               guaranty 7 5/8s, 2012                                  1,630,035
       795,000 K. Hovnanian Enterprises, Inc.
               company guaranty 8 7/8s, 2012                            882,450
       540,000 K. Hovnanian Enterprises, Inc.
               company guaranty 6 3/8s, 2014                            552,150
       405,000 K. Hovnanian Enterprises, Inc. sr.
               notes 6 1/2s, 2014                                       418,163
       243,000 K2, Inc. sr. notes 7 3/8s, 2014                          260,921
       328,000 KB Home company guaranty 5 7/8s,
               2015                                                     332,202
       472,000 KB Home sr. notes 5 3/4s, 2014                           477,479
     1,885,000 Laidlaw International, Inc. sr.
               notes 10 3/4s, 2011                                    2,167,750
       780,000 Lamar Media Corp. company guaranty
               7 1/4s, 2013                                             838,500
     1,406,000 Levi Strauss & Co. sr. notes
               12 1/4s, 2012                                          1,518,480
       780,000 Levi Strauss & Co. 144A sr. notes
               9 3/4s, 2015                                             758,550
       600,000 Mandalay Resort Group sr. notes
               6 3/8s, 2011                                             627,000
       985,000 MeriStar Hospital Corp. company
               guaranty 9 1/8s, 2011 (R)                              1,063,800
       410,000 Meritage Corp. company guaranty
               9 3/4s, 2011                                             453,050
       275,000 Meritage Corp. sr. notes 7s, 2014                        284,625
       560,000 Meritor Automotive, Inc. notes 6.8s,
               2009                                                     576,800
       615,000 Metaldyne Corp. 144A sr. notes 10s,
               2013                                                     575,025
     1,085,000 MGM Mirage, Inc. company guaranty
               8 1/2s, 2010                                           1,228,763
       680,000 MGM Mirage, Inc. company guaranty
               6s, 2009                                                 693,600
       250,000 Mirage Resorts, Inc. debs. 7 1/4s,
               2017                                                     261,875
       165,000 Mohegan Tribal Gaming Authority sr.
               sub. notes 8s, 2012                                      177,375
       430,000 Mohegan Tribal Gaming Authority sr.
               sub. notes 6 3/8s, 2009                                  436,988
       415,000 Owens Corning bonds 7 1/2s, 2018 (In
               default) (NON)                                           284,275
     1,185,000 Owens Corning notes 7 1/2s, 2005 (In
               default) (NON)                                           817,650
       635,000 Oxford Industries, Inc. sr. notes
               8 7/8s, 2011                                             676,275
     1,250,000 Park Place Entertainment Corp. sr.
               notes 7 1/2s, 2009                                     1,390,625
       680,000 Park Place Entertainment Corp. sr.
               notes 7s, 2013                                           754,800
       545,000 Park Place Entertainment Corp. sr.
               sub. notes 8 7/8s, 2008                                  613,806
     1,320,000 Penn National Gaming, Inc. sr. sub.
               notes 8 7/8s, 2010                                     1,425,600
       395,000 Pinnacle Entertainment, Inc. sr.
               sub. notes 8 3/4s, 2013                                  427,588
     1,068,000 Pinnacle Entertainment, Inc. sr.
               sub. notes 8 1/4s, 2012                                1,137,420
     1,515,000 PRIMEDIA, Inc. company guaranty
               8 7/8s, 2011                                           1,598,325
     1,110,000 PRIMEDIA, Inc. sr. notes 8s, 2013                      1,137,750
       470,000 R. H. Donnelley Corp. 144A sr. notes
               6 7/8s, 2013                                             471,175
       510,000 Reader's Digest Association, Inc.
               (The) sr. notes 6 1/2s, 2011                             536,775
       995,000 Resorts International Hotel and
               Casino, Inc. company guaranty
               11 1/2s, 2009                                          1,166,638
       175,000 RH Donnelley Finance Corp. I company
               guaranty 8 7/8s, 2010                                    193,813
     1,290,000 RH Donnelley Finance Corp. I 144A
               company guaranty 8 7/8s, 2010                          1,428,675
       650,000 RH Donnelley Finance Corp. I 144A
               sr. sub. notes 10 7/8s, 2012                             760,500
       791,000 Russell Corp. company guaranty
               9 1/4s, 2010                                             848,348
     1,538,000 Saks, Inc. company guaranty 7s, 2013                   1,576,450
     1,665,000 Samsonite Corp. sr. sub. notes
               8 7/8s, 2011                                           1,791,956
       530,000 Schuler Homes, Inc. company guaranty
               10 1/2s, 2011                                            605,525
       466,000 Scientific Games Corp. 144A sr. sub.
               notes 6 1/4s, 2012                                       472,990
     1,545,000 Sealy Mattress Co. sr. sub. notes
               8 1/4s, 2014                                           1,575,900
       590,000 Standard Pacific Corp. sr. notes
               7 3/4s, 2013                                             638,675
       785,000 Starwood Hotels & Resorts Worldwide,
               Inc. company guaranty  7 7/8s, 2012                      894,900
       535,000 Starwood Hotels & Resorts Worldwide,
               Inc. company guaranty  7 3/8s, 2007                      569,106
       665,000 Station Casinos, Inc. sr. notes 6s,
               2012                                                     681,625
       715,000 Station Casinos, Inc. sr. sub. notes
               6 7/8s, 2016                                             741,813
       470,000 Technical Olympic USA, Inc. company
               guaranty 10 3/8s, 2012                                   524,050
       305,000 Technical Olympic USA, Inc. company
               guaranty 9s, 2010                                        327,875
       463,000 Technical Olympic USA, Inc. 144A sr.
               sub. notes 7 1/2s, 2015                                  449,110
EUR    185,000 Teksid Aluminum 144A company
               guaranty 11 3/8s, 2011 (Luxembourg)                      226,058
    $1,040,000 Tenneco Automotive, Inc. sec. notes
               Ser. B, 10 1/4s, 2013                                  1,222,000
       596,000 Tenneco Automotive, Inc. 144A sr.
               sub. notes 8 5/8s, 2014                                  619,840
       870,000 THL Buildco, Inc. (Nortek, Inc.) sr.
               sub. notes 8 1/2s, 2014                                  893,925
       494,000 Toys R Us, Inc. notes 7 5/8s, 2011                       512,525
       715,000 United Auto Group, Inc. company
               guaranty 9 5/8s, 2012                                    779,350
       835,000 Vertis, Inc. company guaranty
               Ser. B, 10 7/8s, 2009                                    897,625
     1,015,000 Vertis, Inc. 144A sub. notes
               13 1/2s, 2009                                          1,078,438
     1,135,000 WCI Communities, Inc. company
               guaranty 9 1/8s, 2012                                  1,265,525
       552,000 William Carter Holdings Co. (The)
               company guaranty Ser. B,  10 7/8s,
               2011                                                     622,380
       770,000 WRC Media Corp. sr. sub. notes
               12 3/4s, 2009                                            729,575
       785,000 Wynn Las Vegas, LLC/Wynn Las Vegas
               Capital Corp. 144A 1st mtge. 6 5/8s,
               2014                                                     771,263
                                                                 --------------
                                                                     83,879,843

Consumer Staples (4.5%)
-------------------------------------------------------------------------------
       560,000 Adelphia Communications Corp. sr.
               notes 10 7/8s, 2010 (In default)
               (NON)                                                    484,400
        25,000 Adelphia Communications Corp. sr.
               notes 10 1/4s, 2011 (In default)
               (NON)                                                     22,063
        75,000 Adelphia Communications Corp. sr.
               notes 9 3/8s, 2009 (In default)
               (NON)                                                     64,500
       765,000 Affinity Group, Inc. sr. sub. notes
               9s, 2012                                                 818,550
       416,000 AMC Entertainment, Inc. sr. sub.
               notes 9 7/8s, 2012                                       449,280
     1,269,000 AMC Entertainment, Inc. sr. sub.
               notes 8s, 2014                                         1,257,896
       165,822 Archibald Candy Corp. company
               guaranty 10s, 2007 (In default)
               (NON) (PIK) (F)                                           35,320
       790,000 Brand Services, Inc. company
               guaranty 12s, 2012                                       888,750
       700,000 Capital Records, Inc. 144A company
               guaranty 8 3/8s, 2009                                    785,750
       360,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (12 1/8s,
               1/15/07), 2012 (STP)                                     230,400
       735,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (11 3/4s,
               5/15/06), 2011 (STP)                                     510,825
       980,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               11 1/8s, 2011                                            828,100
     1,195,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               10 3/4s, 2009                                          1,018,738
     2,310,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes  10s,
               2011                                                   1,824,900
       265,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes  8 5/8s,
               2009                                                     212,000
       625,000 Church & Dwight Co., Inc. 144A sr.
               sub. notes 6s, 2012                                      631,250
        35,000 Cinemark USA, Inc. sr. sub. notes
               9s, 2013                                                  39,200
     1,385,000 Cinemark, Inc. sr. disc. notes
               stepped-coupon zero %  (9 3/4s,
               3/15/07), 2014 (STP)                                   1,045,675
     1,155,000 Constellation Brands, Inc. company
               guaranty Ser. B, 8s, 2008                              1,258,950
       595,000 Constellation Brands, Inc. sr. sub.
               notes Ser. B, 8 1/8s, 2012                               645,575
       600,000 CSC Holdings, Inc. debs. 7 5/8s,
               2018                                                     663,000
       515,000 CSC Holdings, Inc. sr. notes Ser. B,
               7 5/8s, 2011                                             561,350
     1,460,000 CSC Holdings, Inc. 144A sr. notes
               6 3/4s, 2012                                           1,533,000
     1,297,000 Dean Foods Co. sr. notes 6 5/8s,
               2009                                                   1,352,123
       780,000 Del Monte Corp. sr. sub. notes
               8 5/8s, 2012                                             866,775
       465,000 Del Monte Corp. 144A sr. sub. notes
               6 3/4s, 2015                                             470,813
     3,586,000 Diva Systems Corp. sr. disc. notes
               Ser. B, 12 5/8s, 2008 (In default)
               (NON)                                                     15,689
     1,150,000 Doane Pet Care Co. sr. sub. debs.
               9 3/4s, 2007                                           1,115,500
       678,000 Domino's, Inc. sr. sub. notes
               8 1/4s, 2011                                             725,460
     1,038,000 Echostar DBS Corp. sr. notes 6 3/8s,
               2011                                                   1,060,058
     2,991,000 Echostar DBS Corp. 144A company
               guaranty 6 5/8s, 2014                                  3,020,910
       452,000 Elizabeth Arden, Inc. company
               guaranty 7 3/4s, 2014                                    473,470
     1,353,000 Granite Broadcasting Corp. sec.
               notes 9 3/4s, 2010                                     1,302,263
       440,000 Intelsat Bermuda, Ltd. 144A sr.
               notes 8 1/4s, 2013 (Bermuda)                             455,400
       500,000 Jean Coutu Group, Inc. 144A sr.
               notes 7 5/8s, 2012 (Canada)                              520,000
       603,000 Jean Coutu Group, Inc. 144A sr. sub.
               notes 8 1/2s, 2014 (Canada)                              601,493
     1,170,000 Kabel Deutsheland GmbH 144A sr.
               notes 10 5/8s, 2014 (Germany)                          1,322,100
        59,690 Knology, Inc. 144A sr. notes 12s,
               2009 (PIK)                                                57,302
     1,374,000 Pinnacle Foods Holding Corp. sr.
               sub. notes 8 1/4s, 2013                                1,257,210
     1,165,000 Playtex Products, Inc. company
               guaranty 9 3/8s, 2011                                  1,246,550
     1,075,000 Playtex Products, Inc. sec. notes
               8s, 2011                                               1,171,750
     1,050,000 Prestige Brands, Inc. sr. sub. notes
               9 1/4s, 2012                                           1,107,750
        45,000 Quebecor Media, Inc. sr. disc. notes
               stepped-coupon zero %  (13 3/4s,
               7/15/06), 2011 (Canada) (STP)                             44,550
     1,010,000 Rainbow National Services, LLC 144A
               sr. notes 8 3/4s, 2012                                 1,136,250
     1,030,000 Remington Arms Co., Inc. company
               guaranty 10 1/2s, 2011                                   991,375
       780,000 Rite Aid Corp. company guaranty
               9 1/2s, 2011                                             838,500
        50,000 Rite Aid Corp. debs. 6 7/8s, 2013                         45,250
       105,000 Rite Aid Corp. notes 7 1/8s, 2007                        104,475
       710,000 Rite Aid Corp. sr. notes 9 1/4s,
               2013                                                     706,450
       455,000 Rite Aid Corp. 144A sec. notes
               7 1/2s, 2015                                             448,175
     1,220,000 Sbarro, Inc. company guaranty 11s,
               2009                                                   1,226,100
       355,000 Scotts Co. (The) sr. sub. notes
               6 5/8s, 2013                                             368,313
       945,000 Six Flags, Inc. sr. notes 9 5/8s,
               2014                                                     890,663
EUR    288,000 United Biscuits Finance company
               guaranty 10 5/8s, 2011  (United
               Kingdom)                                                 396,213
    $1,235,000 United Rentals (North America), Inc.
               company guaranty 6 1/2s, 2012                          1,213,388
       529,000 Universal City Florida Holding Co.
               144A sr. notes 8 3/8s, 2010                              550,160
       664,000 Universal City Florida Holding Co.
               144A sr. notes FRN 7.2s, 2010                            690,560
       405,000 Videotron Ltee company guaranty
               6 7/8s, 2014 (Canada)                                    413,606
     1,010,000 Williams Scotsman, Inc. company
               guaranty 9 7/8s, 2007                                  1,010,000
       610,000 Young Broadcasting, Inc. company
               guaranty 10s, 2011                                       643,550
       510,000 Young Broadcasting, Inc. sr. sub.
               notes 8 3/4s, 2014                                       507,450
                                                                 --------------
                                                                     46,177,116

Energy (3.7%)
-------------------------------------------------------------------------------
     1,085,000 Amerada Hess Corp. unsub notes
               6.65s, 2011                                            1,193,882
     1,390,000 Arch Western Finance, LLC sr. notes
               6 3/4s, 2013                                           1,417,800
       483,000 Arch Western Finance, LLC 144A sr.
               notes 6 3/4s, 2013                                       492,660
       677,000 Bluewater Finance, Ltd. company
               guaranty 10 1/4s, 2012  (Cayman
               Islands)                                                 744,700
       890,000 BRL Universal Equipment sec. notes
               8 7/8s, 2008                                             930,050
       795,000 CHC Helicopter Corp. sr. sub. notes
               7 3/8s, 2014 (Canada)                                    832,763
       475,000 Chesapeake Energy Corp. company
               guaranty 9s, 2012                                        535,563
       371,000 Chesapeake Energy Corp. company
               guaranty 7 3/4s, 2015                                    402,999
     1,365,000 Chesapeake Energy Corp. sr. notes
               7 1/2s, 2013                                           1,487,850
       400,000 Chesapeake Energy Corp. sr. notes
               7s, 2014                                                 424,000
       720,000 Comstock Resources, Inc. sr. notes
               6 7/8s, 2012                                             734,400
       974,000 Dresser, Inc. company guaranty
               9 3/8s, 2011                                           1,056,790
       301,000 Dresser-Rand Group, Inc. 144A sr.
               sub. notes 7 3/8s, 2014                                  307,773
       755,000 Encore Acquisition Co. company
               guaranty 8 3/8s, 2012                                    832,388
       360,000 Encore Acquisition Co. sr. sub.
               notes 6 1/4s, 2014                                       359,100
     1,020,000 Exco Resources, Inc. company
               guaranty 7 1/4s, 2011                                  1,076,100
       480,000 Forest Oil Corp. company guaranty
               7 3/4s, 2014                                             516,000
       770,000 Forest Oil Corp. sr. notes 8s, 2011                      872,988
       275,000 Forest Oil Corp. sr. notes 8s, 2008                      299,063
       555,000 Hanover Compressor Co. sr. notes 9s,
               2014                                                     610,500
       449,000 Hanover Compressor Co. sr. notes
               8 5/8s, 2010                                             484,920
       745,000 Hanover Compressor Co. sub. notes
               zero %, 2007                                             659,325
       241,000 Hanover Equipment Trust sec. notes
               Ser. B, 8 3/4s, 2011                                     260,280
       824,000 Harvest Operations Corp. 144A sr.
               notes 7 7/8s, 2011 (Canada)                              832,240
       730,000 Hornbeck Offshore Services, Inc.
               144A sr. notes 6 1/8s, 2014                              728,175
       875,000 Inergy LP/Inergy Finance Corp. 144A
               sr. notes 6 7/8s, 2014                                   870,625
       515,000 KCS Energy, Inc. sr. notes 7 1/8s,
               2012                                                     539,463
       646,000 Key Energy Services, Inc. sr. notes
               6 3/8s, 2013                                             646,000
     1,081,000 Massey Energy Co. sr. notes 6 5/8s,
               2010                                                   1,113,430
       980,000 Newfield Exploration Co. sr. notes
               7 5/8s, 2011                                           1,097,600
       505,000 Newfield Exploration Co. 144A sr.
               sub. notes 6 5/8s, 2014                                  532,775
       655,000 Offshore Logistics, Inc. company
               guaranty 6 1/8s, 2013                                    653,363
       764,138 Oslo Seismic Services, Inc. 1st
               mtge. 8.28s, 2011                                        806,748
       505,000 Pacific Energy Partners/Pacific
               Energy Finance Corp. sr. notes
               7 1/8s, 2014                                             532,775
       266,000 Parker Drilling Co. company guaranty
               Ser. B, 10 1/8s, 2009                                    279,300
     1,065,000 Peabody Energy Corp. sr. notes
               5 7/8s, 2016                                           1,059,675
       880,000 Pemex Project Funding Master Trust
               company guaranty 8 5/8s, 2022                          1,042,800
       795,000 Petro Geo-Services notes 10s, 2010
               (Norway)                                                 908,288
     1,045,000 Petronas Capital, Ltd. company
               guaranty 7 7/8s, 2022 (Malaysia)                       1,320,671
       683,000 Plains Exploration & Production Co.
               sr. notes 7 1/8s, 2014                                   749,593
     1,132,000 Plains Exploration & Production Co.
               sr. sub. notes 8 3/4s, 2012                            1,253,690
       920,000 Pogo Producing Co. sr. sub. notes
               Ser. B, 8 1/4s, 2011                                     984,400
     1,166,000 Pride sr. notes 7 3/8s, 2014                           1,282,600
       830,000 Seabulk International, Inc. company
               guaranty 9 1/2s, 2013                                    888,100
       420,000 Seven Seas Petroleum, Inc. sr. notes
               Ser. B, 12 1/2s, 2005  (In default)
               (NON) (F)                                                      4
     1,273,000 Star Gas Partners LP/Star Gas
               Finance Co. sr. notes 10 1/4s, 2013                    1,352,563
       460,000 Stone Energy Corp. 144A sr. sub.
               notes 6 3/4s, 2014                                       449,650
       410,000 Tengizchevroll Finance Co. 144A sec.
               notes 6.124s, 2014 (Luxembourg)                          414,100
       205,000 Universal Compression, Inc. sr.
               notes 7 1/4s, 2010                                       216,531
       900,000 Vintage Petroleum, Inc. sr. notes
               8 1/4s, 2012                                             987,750
       205,000 Vintage Petroleum, Inc. sr. sub.
               notes 7 7/8s, 2011                                       218,838
                                                                 --------------
                                                                     38,293,641

Financial (0.7%)
-------------------------------------------------------------------------------
       820,000 China Development Bank bonds and
               notes 4 3/4s, 2014                                       810,305
       435,000 Crescent Real Estate Equities LP
               notes 7 1/2s, 2007 (R)                                   449,138
     1,075,000 Crescent Real Estate Equities LP sr.
               notes 9 1/4s, 2009 (R)                                 1,161,000
     1,390,000 E(a)Trade Finance Corp. 144A sr.
               notes 8s, 2011                                         1,494,250
     1,679,020 Finova Group, Inc. notes 7 1/2s,
               2009                                                     772,349
     1,745,000 VTB Bank (VTB Capital) 144A notes
               7 1/2s, 2011 (Luxembourg)                              1,875,875
       760,000 Western Financial Bank sub. debs.
               9 5/8s, 2012                                             858,800
                                                                 --------------
                                                                      7,421,717

Government (0.2%)
-------------------------------------------------------------------------------
     1,626,000 Pemex Project Funding Master Trust
               144A company guaranty  9 1/2s, 2027                    2,065,020

Health Care (3.0%)
-------------------------------------------------------------------------------
       486,000 Alderwoods Group, Inc. 144A sr.
               notes 7 3/4s, 2012                                       521,235
       805,000 AmerisourceBergen Corp. company
               guaranty 7 1/4s, 2012                                    887,513
       780,000 AmerisourceBergen Corp. sr. notes
               8 1/8s, 2008                                             861,900
     1,375,000 Ardent Health Services, Inc. sr.
               sub. notes 10s, 2013                                   1,423,125
       456,000 Community Health Systems, Inc. 144A
               sr. sub. notes 6 1/2s, 2012                              456,000
       455,000 Coventry Health Care, Inc. 144A sr.
               notes 5 7/8s, 2012                                       461,825
       655,000 Elan Finance PLC/Elan Finance Corp.
               144A sr. notes 7 3/4s,  2011
               (Ireland)                                                684,475
       470,000 Extendicare Health Services, Inc.
               company guaranty 9 1/2s, 2010                            521,700
       745,000 Extendicare Health Services, Inc.
               sr. sub. notes 6 7/8s, 2014                              754,313
       920,000 HCA, Inc. debs. 7.19s, 2015                              959,548
       350,000 HCA, Inc. notes 8.36s, 2024                              384,510
       750,000 HCA, Inc. notes 7.69s, 2025                              779,934
     1,385,000 HCA, Inc. notes 7s, 2007                               1,450,049
       371,000 HCA, Inc. notes 6 3/8s, 2015                             373,181
       775,000 HCA, Inc. notes 6 1/4s, 2013                             782,568
       364,000 HCA, Inc. notes 5 3/4s, 2014                             352,841
     1,365,000 Healthsouth Corp. notes 7 5/8s, 2012                   1,371,825
       705,000 Healthsouth Corp. sr. notes 8 1/2s,
               2008                                                     728,794
       340,000 Healthsouth Corp. sr. notes 8 3/8s,
               2011                                                     352,750
       290,000 Healthsouth Corp. sr. notes 7s, 2008                     292,538
       340,845 Magellan Health Services, Inc. sr.
               notes Ser. A, 9 3/8s, 2008                               367,260
       795,000 MedQuest, Inc. company guaranty
               Ser. B, 11 7/8s, 2012                                    930,150
     1,170,000 MQ Associates, Inc. sr. disc. notes
               stepped-coupon zero %
               (12 1/4s, 8/15/08), 2012 (STP)                           900,900
     1,045,000 Omnicare, Inc. sr. sub. notes
               6 1/8s, 2013                                           1,029,325
     1,022,000 PacifiCare Health Systems, Inc.
               company guaranty 10 3/4s, 2009                         1,154,860
       915,000 Province Healthcare Co. sr. sub.
               notes 7 1/2s, 2013                                     1,024,800
       390,000 Service Corp. International debs.
               7 7/8s, 2013                                             417,300
       105,000 Service Corp. International notes
               7.2s, 2006                                               108,675
        35,000 Service Corp. International notes
               6 7/8s, 2007                                              36,575
       155,000 Service Corp. International notes
               6 1/2s, 2008                                             159,069
       370,000 Service Corp. International notes
               Ser. (a), 7.7s, 2009                                     392,200
     1,085,000 Service Corp. International/US 144A
               sr. notes 7s, 2016                                     1,085,000
     1,010,000 Stewart Enterprises, Inc. notes
               10 3/4s, 2008                                          1,089,538
       530,000 Tenet Healthcare Corp. notes 7 3/8s,
               2013                                                     487,600
       359,000 Tenet Healthcare Corp. sr. notes
               6 1/2s, 2012                                             319,510
     1,240,000 Tenet Healthcare Corp. 144A sr.
               notes 9 7/8s, 2014                                     1,286,500
       311,000 Tenet Healthcare Corp. 144A sr.
               notes 9 1/4s, 2015                                       311,000
     1,150,000 Triad Hospitals, Inc. sr. notes 7s,
               2012                                                   1,203,188
       992,000 Triad Hospitals, Inc. sr. sub. notes
               7s, 2013                                               1,004,400
       740,000 Universal Hospital Services, Inc.
               sr. notes 10 1/8s, 2011                                  765,900
       350,000 US Oncology, Inc. 144A sr. notes 9s,
               2012                                                     379,750
       250,000 US Oncology, Inc. 144A sr. sub.
               notes 10 3/4s, 2014                                      285,625
       594,000 Vanguard Health Holding Co. II, LLC
               sr. sub. notes 9s, 2014                                  635,580
       425,000 Ventas Realty LP/Capital Corp.
               company guaranty 9s, 2012 (R)                            493,000
       243,000 Ventas Realty LP/Capital Corp. 144A
               sr. notes 6 5/8s, 2014 (R)                               245,430
                                                                 --------------
                                                                     30,513,759

Technology (1.5%)
-------------------------------------------------------------------------------
     1,218,000 Advanced Micro Devices, Inc. 144A
               sr. notes 7 3/4s, 2012                                 1,214,955
       639,000 AMI Semiconductor, Inc. company
               guaranty 10 3/4s, 2013                                   747,630
     1,960,000 Celestica, Inc. sr.sub. notes
               7 7/8s, 2011 (Canada)                                  2,043,300
     1,925,000 Freescale Semiconductor, Inc. sr.
               notes Ser. B, 7 1/8s, 2014                             2,076,594
       305,000 Iron Mountain, Inc. company guaranty
               8 5/8s, 2013                                             322,156
       770,000 Iron Mountain, Inc. sr. sub. notes
               8 1/4s, 2011                                             793,100
       100,000 Lucent Technologies, Inc. debs.
               6 1/2s, 2028                                              89,000
     1,435,000 Lucent Technologies, Inc. debs.
               6.45s, 2029                                            1,280,738
       465,000 SCG Holding Corp. 144A notes zero %,
               2011                                                     662,625
       855,000 Seagate Technology Hdd Holdings
               company guaranty 8s, 2009 (Cayman
               Islands)                                                 919,125
     1,744,000 UGS Corp. 144A sr. sub. notes 10s,
               2012                                                   1,944,560
     1,075,000 Xerox Capital Trust I company
               guaranty 8s, 2027                                      1,120,688
       555,000 Xerox Corp. notes Ser. MTN, 7.2s,
               2016                                                     585,525
     1,565,000 Xerox Corp. sr. notes 7 5/8s, 2013                     1,686,288
       255,000 Xerox Corp. sr. notes 6 7/8s, 2011                       269,025
                                                                 --------------
                                                                     15,755,309

Transportation (0.5%)
-------------------------------------------------------------------------------
       760,000 American Airlines, Inc. pass-through
               certificates Ser. 01-1,  6.817s,
               2011                                                     718,200
     1,075,000 Calair, LLC/Calair Capital Corp.
               company guaranty 8 1/8s, 2008                            876,125
     1,270,000 Kansas City Southern Railway Co.
               company guaranty 9 1/2s, 2008                          1,422,400
       260,000 Kansas City Southern Railway Co.
               company guaranty 7 1/2s, 2009                            270,400
     1,037,000 Navistar International Corp. sr.
               notes 7 1/2s, 2011                                     1,106,998
       322,492 NWA Trust sr. notes Ser. A, 9 1/4s,
               2012                                                     338,617
       260,000 Travel Centers of America, Inc.
               company guaranty 12 3/4s, 2009                           292,500
                                                                 --------------
                                                                      5,025,240

Utilities & Power (3.8%)
-------------------------------------------------------------------------------
        77,000 AES Corp. (The) sr. notes 8 7/8s,
               2011                                                      86,433
        43,000 AES Corp. (The) sr. notes 8 3/4s,
               2008                                                      46,870
     1,085,000 AES Corp. (The) 144A sec. notes 9s,
               2015                                                   1,226,050
     1,530,000 AES Corp. (The) 144A sec. notes
               8 3/4s, 2013                                           1,713,600
       740,000 Allegheny Energy Supply 144A bonds
               8 1/4s, 2012                                             823,250
       475,000 Allegheny Energy Supply 144A sec.
               notes 10 1/4s, 2007                                      532,000
     1,190,000 CMS Energy Corp. sr. notes 8.9s,
               2008                                                   1,304,538
       315,000 CMS Energy Corp. sr. notes 8 1/2s,
               2011                                                     351,619
       250,000 CMS Energy Corp. sr. notes 7 3/4s,
               2010                                                     269,688
       536,000 DPL, Inc. bonds 8 1/8s, 2031                             609,039
       875,000 DPL, Inc. sr. notes 6 7/8s, 2011                         948,932
       425,000 Dynegy Holdings, Inc. sr. notes
               6 7/8s, 2011                                             395,250
     1,990,000 Dynegy Holdings, Inc. 144A sec.
               notes 10 1/8s, 2013                                    2,208,900
       525,000 Dynegy-Roseton Danskamme company
               guaranty Ser. A, 7.27s, 2010                             530,250
       800,000 Dynegy-Roseton Danskamme company
               guaranty Ser. B, 7.67s, 2016                             776,000
       370,000 Edison Mission Energy sr. notes 10s,
               2008                                                     427,350
        15,000 Edison Mission Energy sr. notes
               9 7/8s, 2011                                              17,531
       750,000 El Paso Corp. sr. notes 8.05s, 2030                      738,750
       560,000 El Paso Corp. sr. notes 7 3/8s, 2012                     564,200
       525,000 El Paso Corp. sr. notes Ser. MTN,
               7 3/4s, 2032                                             510,563
       265,000 El Paso Natural Gas Co. debs.
               8 5/8s, 2022                                             307,400
     1,390,000 El Paso Production Holding Co.
               company guaranty 7 3/4s, 2013                          1,445,600
       910,000 Ferrellgas Partners LP/Ferrellgas
               Partners Finance sr. notes 6 3/4s,
               2014                                                     905,450
     1,135,000 FirstEnergy Corp. notes Ser. B,
               6.45s, 2011                                            1,231,708
       300,000 Kansas Gas & Electric debs. 8.29s,
               2016                                                     309,104
     1,765,000 Midwest Generation, LLC sec. sr.
               notes 8 3/4s, 2034                                     1,972,388
     1,180,000 Mission Energy Holding Co. sec.
               notes 13 1/2s, 2008                                    1,472,050
       560,000 Monongahela Power Co. 144A 1st.
               mtge. 6.7s, 2014                                         628,600
       739,000 Nevada Power Co. 2nd mtge. 9s, 2013                      853,545
       330,000 Nevada Power Co. 144A general ref.
               mtge. 5 7/8s, 2015                                       330,825
       451,000 Northwest Corp. 144A sec. notes
               5 7/8s, 2014                                             464,130
     1,400,000 Northwest Pipeline Corp. company
               guaranty 8 1/8s, 2010                                  1,545,250
        90,000 Northwestern Corp. debs. 6.95s, 2028
               (In default) (NON) (F)                                        --
       160,000 Northwestern Corp. notes 8 3/4s,
               2012 (In default) (NON) (F)                                   --
     2,186,000 NRG Energy, Inc. 144A sr. sec. notes
               8s, 2013                                               2,355,415
       805,000 Orion Power Holdings, Inc. sr. notes
               12s, 2010                                              1,006,250
       850,000 PSEG Energy Holdings, Inc. notes
               7 3/4s, 2007                                             887,188
       670,000 SEMCO Energy, Inc. sr. notes 7 3/4s,
               2013                                                     723,561
       210,000 Sierra Pacific Power Co. general
               ref. mtge. 6 1/4s, 2012                                  218,400
     1,285,000 Sierra Pacific Resources sr. notes
               8 5/8s, 2014                                           1,427,956
       130,000 Southern California Edison Co. notes
               6 3/8s, 2006                                             133,545
       440,000 Teco Energy, Inc. notes 10 1/2s,
               2007                                                     504,900
       250,000 Teco Energy, Inc. notes 7.2s, 2011                       271,563
       400,000 Teco Energy, Inc. notes 7s, 2012                         432,000
       105,000 Tennessee Gas Pipeline Co. debs. 7s,
               2028                                                     106,050
       555,000 Tennessee Gas Pipeline Co. unsecd.
               notes 7 1/2s, 2017                                       613,275
       826,000 Texas Genco LLC/Texas Genco
               Financing Corp. 144A sr. notes
               6 7/8s, 2014                                             854,910
       135,000 Transcontinental Gas Pipeline Corp.
               debs. 7 1/4s, 2026                                       149,175
     1,460,000 Utilicorp Canada Finance Corp.
               company guaranty 7 3/4s,  2011
               (Canada)                                               1,511,100
       510,000 Utilicorp United, Inc. sr. notes
               9.95s, 2011                                              574,388
       547,000 Western Resources, Inc. sr. notes
               9 3/4s, 2007                                             611,273
       200,000 Williams Cos., Inc. (The) notes
               8 3/4s, 2032                                             240,000
       210,000 Williams Cos., Inc. (The) notes
               8 1/8s, 2012                                             241,500
       755,000 Williams Cos., Inc. (The) notes
               7 5/8s, 2019                                             838,050
       334,976 York Power Funding 144A notes 12s,
               2007 (Cayman Islands) (In default)
               (NON) (F)                                                     34
                                                                 --------------
                                                                     39,247,396
                                                                 --------------
               Total Corporate bonds and notes
               (cost $355,214,506)                                 $372,366,550

U.S. government and agency mortgage obligations (15.8%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
               Federal Home Loan Mortgage
               Corporation
    $7,500,000 6 1/2s, TBA, February 1, 2035                         $7,852,734
     9,200,000 6 1/2s, TBA, March 1, 2035                             9,616,875
        18,938 7 1/2s, March 1, 2026                                     20,430
    40,803,336 6 1/2s, with due dates from July 1,
               2028 to September 1, 2034                             42,767,407
               Federal National Mortgage
               Association Pass-Through
               Certificates
       118,360 7 1/2s, with due dates from October
               1, 2022 to January 1, 2030                               127,089
    10,767,379 6 1/2s, with due dates from April 1,
               2024 to January 1, 2035                               11,286,019
        99,218 6 1/2s, April 1, 2016                                    104,299
    47,900,000 6 1/2s, TBA, February 1, 2035                         50,122,857
       203,855 5s, June 1, 2019                                         207,398
     3,100,000 5s, TBA, February 1, 2020                              3,148,922
     4,912,756 4 1/2s, with due dates from August
               1, 2033 to June 1, 2034                                4,805,096
    32,600,000 4 1/2s, TBA, February 1, 2020                         32,536,329
                                                                 --------------
               Total U.S. government and agency
               mortgage obligations
               (cost $162,259,306)                                 $162,595,455

U.S. treasury obligations (13.1%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
               U.S. Treasury Bonds
   $21,600,000 7 1/2s, November 15, 2016                            $27,891,000
    33,514,000 6 1/4s, May 15, 2030                                  41,395,025
    12,260,000 6 1/4s, August 15, 2023                               14,704,338
               U.S. Treasury Notes
    22,594,000 4 1/4s, August 15, 2013                               22,876,425
    13,910,000 3 1/4s, August 15, 2008                               13,791,548
     6,273,000 1 1/8s, June 30, 2005                                  6,234,774
    20,460,000 U.S. Treasury Strip zero %, November
               15, 2024                                               7,948,624
                                                                 --------------
               Total U.S. treasury obligations
               (cost $127,539,353)                                 $134,841,734

Foreign government bonds and notes (11.3%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
EUR  6,000,000 Austria (Republic of) 144A notes
               Ser. EMTN, 3.8s, 2013                                 $8,016,692
      $700,000 Brazil (Federal Republic of) bonds
               10 1/2s, 2014                                            813,750
     2,415,000 Brazil (Federal Republic of) bonds
               8 7/8s, 2019                                           2,493,488
     2,465,000 Brazil (Federal Republic of) notes
               8 3/4s, 2025                                           2,430,737
     2,000,000 Brazil (Federal Republic of) unsub.
               notes 11s, 2040                                        2,318,000
     1,300,000 Bulgaria (Republic of) 144A bonds
               8 1/4s, 2015                                           1,644,500
CAD  2,725,000 Canada (Government of) bonds 5 1/2s,
               2010                                                   2,384,512
CAD    930,000 Canada (Government of) bonds
               Ser. WL43, 5 3/4s, 2029                                  858,779
      $560,000 Colombia (Republic of) bonds
               10 3/8s, 2033                                            635,600
     1,285,000 Colombia (Republic of) bonds
               Ser. NOV, 9 3/4s, 2009                                 1,444,340
     1,480,000 Colombia (Republic of) notes
               10 3/4s, 2013                                          1,726,420
       460,000 Dominican (Republic of) notes 9.04s,
               2013                                                     416,300
     2,085,000 Ecuador (Republic of) bonds
               stepped-coupon Ser. REGS, 7s  (8s,
               8/15/05), 2030 (STP)                                   1,928,625
       395,000 El Salvador (Republic of) bonds
               8 1/4s, 2032                                             403,888
EUR  1,845,000 France (Government of) bonds 5 3/4s,
               2032                                                   3,086,526
EUR  4,830,000 France (Government of) bonds 5 1/2s,
               2010                                                   7,091,793
EUR  9,000,000 France (Government of) bonds 4s,
               2013                                                  12,240,881
EUR  1,080,000 France (Government of) deb. 4s, 2009                   1,473,833
EUR  7,250,000 Germany (Federal Republic of) bonds
               Ser. 97, 6s, 2007                                     10,210,347
EUR  6,340,000 Germany (Federal Republic of) bonds
               Ser. 97, 6s, 2007                                      8,813,082
EUR  1,875,000 Greece (Hellenic Republic of) bonds
               3 1/2s, 2008                                           2,500,817
      $645,000 Indonesia (Republic of) FRN 3.205s,
               2005                                                     638,550
       260,000 Indonesia (Republic of) FRN 2.795s,
               2006                                                     256,100
       110,000 Indonesia (Republic of) 144A sr.
               notes 6 3/4s, 2014                                       112,200
       925,000 Intelsat Bermuda, Ltd. 144A sr.
               notes 8 5/8s, 2015                                       963,156
       520,000 Peru (Republic of) bonds 8 3/4s,
               2033                                                     556,400
     1,735,000 Philippines (Republic of) bonds
               9 1/2s, 2030                                           1,724,156
     1,930,000 Philippines (Republic of) bonds
               8 3/8s, 2011                                           1,981,145
     8,662,500 Russia (Federation of) 144A unsub.
               stepped-coupon 5s  (7 1/2s,
               3/31/07), 2030 (STP)                                   9,095,625
     1,335,000 Russia (Ministry of Finance) deb.
               Ser. V, 3s, 2008                                       1,246,623
     1,195,000 South Africa (Republic of) notes
               7 3/8s, 2012                                           1,368,275
     1,210,000 South Africa (Republic of) notes
               6 1/2s, 2014                                           1,327,975
SEK 37,600,000 Sweden (Government of) bonds Ser.
               3101, 4s, 2008                                         6,719,304
SEK 43,075,000 Sweden (Government of) debs. Ser.
               1041, 6 3/4s, 2014                                     7,642,209
    $3,610,000 United Mexican States bonds
               Ser. MTN, 8.3s, 2031                                   4,375,320
     2,875,000 United Mexican States notes 6 5/8s,
               2015                                                   3,117,938
       570,000 Venezuela (Republic of) bonds
               9 3/8s, 2034                                             588,240
       225,000 Venezuela (Republic of) notes
               10 3/4s, 2013                                            259,425
       495,000 Venezuela (Republic of) notes
               8 1/2s, 2014                                             503,663
     1,020,000 Venezuela (Republic of) unsub. bonds
               5 3/8s, 2010                                             938,400
                                                                 --------------
               Total Foreign government bonds and
               notes (cost $100,078,837)                           $116,347,614

Asset-backed securities (9.9%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
      $507,774 ABSC NIMS Trust 144A Ser. 03-HE5,
               Class A, 7s, 2033                                       $509,805
               Aegis Asset Backed Securities Trust
               144A
       100,138 Ser. 04-1N, Class Note, 5s, 2034                         100,138
       255,730 Ser. 04-2N, Class N1, 4 1/2s, 2034                       255,130
       218,898 Ser. 04-4N, Class Note, 5s, 2034                         219,035
       427,000 Ameriquest Finance NIM Trust 144A
               Ser. 04-RN9, Class N2, 10s, 2034                         395,530
     4,491,818 Amortizing Residential Collateral
               Trust Ser. 02-BC1, Class A,
               IO (Interest only), 6s, 2005                              17,921
        54,558 AQ Finance NIM Trust 144A Ser.
               03-N9A, Class Note, 7.385s, 2033                          54,662
               Arcap REIT, Inc. 144A
       535,000 Ser. 03-1A, Class E, 7.11s, 2038                         570,109
       304,000 Ser. 04-1A, Class E, 6.42s, 2039                         310,033
               Argent NIM Trust 144A
        44,689 Ser. 03-N6, Class A, 6.4s, 2034
               (Cayman Islands)                                          44,801
        61,553 Ser. 04-WN2, Class A, 4.55s, 2034
               (Cayman Islands)                                          61,553
               Asset Backed Funding Corp. NIM Trust
               144A
         5,538 Ser. 03-WF1, Class N1, 8.35s, 2032                         5,538
       220,000 Ser. 04-0PT1, Class N2, 6.9s, 2033
               (Cayman Islands)                                         219,999
       249,507 Ser. 04-0PT5, Class N1, 4 1/2s, 2034
               (Cayman Islands)                                         249,507
       350,566 Ser. 04-FF1, Class N1, 5s, 2034
               (Cayman Islands)                                         349,413
        27,000 Ser. 04-FF1, Class N2, 5s, 2034
               (Cayman Islands)                                          24,886
       356,000 Ser. 04-HE1, Class N2, 8s, 2034
               (Cayman Islands)                                         345,895
       424,974 Aviation Capital Group Trust 144A
               FRB Ser. 03-2A, Class G1, 3.2s, 2033                     425,605
       480,000 Bank One Issuance Trust FRB Ser.
               03-C4, Class C4, 3.51s, 2011                             489,563
    23,554,107 Bayview Financial Acquisition Trust
               Ser. 03-X, Class A, IO, 0.9s, 2006                       409,735
               Bear Stearns Asset Backed Securities
               NIM Trust 144A
       267,832 Ser. 04-HE10, Class A1, 4 1/4s, 2034
               (Cayman Islands)                                         267,832
       387,479 Ser. 04-HE6, Class A1, 5 1/4s, 2034
               (Cayman Islands)                                         388,145
       356,713 Ser. 04-HE7N, Class A1, 5 1/4s, 2034
               (Cayman Islands)                                         357,382
       352,000 Bear Stearns Asset Backed
               Securities, Inc. Ser. 04-FR3, Class
               M6,  5.668s, 2034                                        352,000
               Bombardier Capital Mortgage
               Securitization Corp.
       903,189 Ser. 00-A, Class A4, 8.29s, 2030                         758,678
     1,105,472 Ser. 99-B, Class A3, 7.18s, 2015                         851,214
     1,149,109 Ser. 99-B, Class A4, 7.3s, 2016                          892,054
       259,163 Bombardier Capital Mortgage
               Securitization Corp. FRB Ser.
               00-A, Class A1, 2.64s, 2030                              132,510
               CARSSX Finance, Ltd. 144A
       227,474 FRB Ser. 04-AA, Class B3, 5.83s,
               2011 (Cayman Islands)                                    232,459
       831,685 FRB Ser. 04-AA, Class B4, 7.98s,
               2011 (Cayman Islands)                                    853,744
       490,000 Chase Credit Card Master Trust FRB
               Ser. 03-3, Class C, 3.56s, 2010                          501,865
        37,560 Chase Funding Net Interest Margin
               144A Ser. 03-4A, Class Note,
               6 3/4s, 2036                                              37,654
               CHEC NIM Ltd., 144A
       407,566 Ser. 04-2, Class N1, 4.45s, 2034
               (Cayman Islands)                                         407,543
       132,000 Ser. 04-2, Class N2, 8s, 2034
               (Cayman Islands)                                         131,246
        81,000 Ser. 04-2, Class N3, 8s, 2034
               (Cayman Islands)                                          69,660
               Conseco Finance Securitizations
               Corp.
       425,579 Ser. 00-2, Class A4, 8.48s, 2030                         427,112
     2,765,461 Ser. 00-4, Class A4, 7.73s, 2031                       2,699,185
       340,000 Ser. 00-4, Class A5, 7.97s, 2032                         293,182
     4,814,000 Ser. 00-4, Class A6, 8.31s, 2032                       4,262,006
     1,111,634 Ser. 00-6, Class M2, 8.2s, 2032                          111,163
       378,000 Ser. 01-4, Class A4, 7.36s, 2033                         388,130
     1,230,000 Ser. 01-1, Class A5, 6.99s, 2032                       1,176,208
        18,000 Ser. 01-3, Class A3, 5.79s, 2033                          18,356
     4,335,000 Ser. 01-3, Class A4, 6.91s, 2033                       4,332,399
       400,000 Ser. 01-3, Class M2, 7.44s, 2033                          66,000
     1,064,829 Ser. 01-4, Class B1, 9.4s, 2033                          143,752
     2,987,493 Ser. 02-1, Class A, 6.681s, 2033                       3,111,574
       414,000 FRB Ser. 01-4, Class M1, 4.03s, 2033                     174,584
     1,100,000 Consumer Credit Reference IDX
               Securities 144A FRB Ser. 02-1A,
               Class A, 4.521s, 2007                                  1,117,270
               Countrywide Asset Backed
               Certificates 144A
     1,807,343 Ser. 04-6N, Class N1, 6 1/4s, 2035                     1,807,343
       258,088 Ser. 04-BC1N, Class Note, 5 1/2s,
               2035                                                     257,602
       603,000 Crest, Ltd. 144A Ser. 03-2A, Class
               E2, 8s, 2038                                             608,849
       722,000 CS First Boston Mortgage Securities
               Corp. 144A Ser. 05-6N, Class
               A, 5 1/4s, 2035                                          719,574
     2,500,000 First Chicago Lennar Trust 144A Ser.
               97-CHL1, Class E, 7.863s, 2039                         2,598,047
       807,786 First Consumers Master Trust FRN
               Ser. 01-A, Class A, 2.79s, 2008                          803,747
               First Franklin NIM Trust 144A
       172,597 Ser. 03-FF3A, Class A, 6 3/4s, 2033                      171,927
       397,999 Ser. 04-FF10, Class N1, 4.45s, 2034
               (Cayman Islands)                                         397,973
               Fremont NIM Trust 144A
        14,172 Ser. 03-B, Class Note, 5.65s, 2033                        14,189
        86,692 Ser. 04-3, Class B, 7 1/2s, 2034                          84,984
       333,142 Ser. 04-A, Class Note, 4 3/4s, 2034                      332,309
       602,581 Fremont Trust 144A Ser. 04-3, Class
               A, 4 1/2s, 2034                                          601,556
               Granite Mortgages PLC
       490,000 FRB Ser. 02-1, Class 1C, 3.97s, 2042
               (United Kingdom)                                         497,693
EUR  2,005,000 FRB Ser. 03-2, Class 2C1, 5.2s, 2043
               (United Kingdom)                                       2,784,489
GBP  1,505,000 FRB Ser. 03-2, Class 3C, 6.42s, 2043
               (United Kingdom)                                       2,940,458
               Green Tree Financial Corp.
      $517,182 Ser. 94-4, Class B2, 8.6s, 2019                          367,716
     1,251,681 Ser. 94-6, Class B2, 9s, 2020                          1,016,866
       525,430 Ser. 95-4, Class B1, 7.3s, 2025                          495,546
       509,436 Ser. 95-8, Class B1, 7.3s, 2026                          383,911
       187,270 Ser. 95-F, Class B2, 7.1s, 2021                          171,118
       545,000 Ser. 96-8, Class M1, 7.85s, 2027                         482,216
       135,592 Ser. 99-3, Class A5, 6.16s, 2031                         136,925
     1,739,000 Ser. 99-5, Class A5, 7.86s, 2030                       1,560,295
               Greenpoint Manufactured Housing
     3,117,333 Ser. 00-3, Class IA, 8.45s, 2031                       3,032,937
        50,000 Ser. 99-5, Class A4, 7.59s, 2028                          52,780
     1,663,000 GS Auto Loan Trust 144A Ser. 04-1,
               Class D, 5s, 2011                                      1,638,221
               GSAMP Trust 144A
        54,229 Ser. 03-HE1N, Class Note, 7 1/4s,
               2033                                                      54,262
       164,311 Ser. 04-FM1N, Class Note, 5 1/4s,
               2033                                                     164,196
       187,980 Ser. 04-HE1N, Class N1, 5s, 2034                         187,642
     1,898,317 Ser. 04-NIM1, Class N1, 5 1/2s, 2034                   1,897,367
       732,000 Ser. 04-NIM1, Class N2, zero %, 2034                     541,534
     1,847,818 Ser. 04-NIM2, Class N, 4 7/8s, 2034                    1,839,872
       100,538 Ser. 04-RENM, Class Note, 5 1/2s,
               2032                                                     100,538
       267,205 Ser. 04-SE2N, Class Note, 5 1/2s,
               2034                                                     267,071
               Holmes Financing PLC FRB
       331,000 Ser. 8, Class 2C, 3.38s, 2040
               (United Kingdom)                                         332,490
       300,000 Ser. 4, Class 3C, 3.96s, 2040
               (United Kingdom)                                         303,840
               Home Equity Asset Trust 144A
       112,898 Ser. 02-5N, Class A, 8s, 2033                            112,898
         3,318 Ser. 03-4N, Class A, 8s, 2033                              3,318
       137,011 Ser. 03-7N, Class A, 5 1/4s, 2034                        137,096
        97,493 Ser. 04-1N, Class A, 5s, 2034                             97,493
       439,865 Ser. 04-5N, Class A, 5 1/4s, 2034                        440,387
               LNR CDO, Ltd. 144A
     1,755,000 FRB Ser. 02-1A, Class FFL, 5.27s,
               2037 (Cayman Islands)                                  1,755,000
     1,070,000 FRB Ser. 03-1A, Class EFL, 5.52s,
               2036 (Cayman Islands)                                  1,161,164
               Long Beach Asset Holdings Corp. NIM
               Trust 144A
         8,418 Ser. 03-2, Class N1, 7.627s, 2033                          8,418
         4,482 Ser. 03-4, Class N1, 6.535s, 2033                          4,482
       247,537 Ser. 04-2, Class N1, 4.94s, 2034                         247,537
       353,635 Ser. 04-5, Class Note, 5s, 2034                          354,413
     2,369,228 Long Beach Mortgage Loan Trust Ser.
               04-3, Class S1, IO, 4 1/2s, 2006                         122,904
GBP  1,200,000 Lothian Mortgages PLC 144A FRN Ser.
               3A, Class D, 5.67s, 2039 (United
               Kingdom)                                               2,263,080
    $1,457,253 Madison Avenue Manufactured Housing
               Contract FRB Ser. 02-A,  Class B1,
               5.78s, 2032                                              801,489
               Master Asset Backed Securities NIM
               Trust 144A
       200,000 Ser. 04-CI5, Class N2, 10s, 2034                         199,800
       310,531 Ser. 04-HE1, Class A, 5 1/4s, 2034                       310,500
       490,000 MBNA Credit Card Master Note Trust
               FRN Ser. 03-C5, Class C5,  3.66s,
               2010                                                     500,782
        82,957 Merrill Lynch Mortgage Investors,
               Inc. Ser. 03-WM3N, Class N1,  8s,
               2005                                                      83,172
               Merrill Lynch Mortgage Investors,
               Inc. 144A
       200,026 Ser. 04-FM1N, Class N1, 5s, 2035                         199,146
       164,464 Ser. 04-HE1N, Class N1, 5s, 2006                         163,313
       236,886 Mid-State Trust Ser. 11, Class B,
               8.221s, 2038                                             230,558
       303,000 Morgan Stanley ABS Capital I FRB
               Ser. 04-HE8, Class B3, 5.73s, 2034                       305,996
        35,134 Morgan Stanley ABS Capital I 144A
               Ser. 04-NC2N, Class Note,  6 1/4s,
               2033                                                      35,345
       240,000 Morgan Stanley Auto Loan Trust 144A
               Ser. 04-HB2, Class E, 5s, 2012                           232,575
               Morgan Stanley Dean Witter Capital I
       156,114 FRN Ser. 01-NC3, Class B1, 4.98s,
               2031                                                     154,635
       419,893 FRN Ser. 01-NC4, Class B1, 5.03s,
               2032                                                     416,499
        97,079 New Century Mortgage Corp. NIM Trust
               144A Ser. 03-B, Class Note, 6 1/2s,
               2033                                                      97,352
       132,576 Novastar NIM Trust 144A Ser. 04-N1,
               Class Note, 4.458s, 2034                                 132,576
               Oakwood Mortgage Investors, Inc.
     1,451,000 Ser. 00-D, Class A4, 7.4s, 2030                          948,083
     1,990,970 Ser. 01-C, Class A2, 5.92s, 2017                       1,254,710
       982,969 Ser. 01-C, Class A4, 7.405s, 2030                        684,933
       310,727 Ser. 01-D, Class A2, 5.26s, 2019                         240,099
     1,196,000 Ser. 01-D, Class A4, 6.93s, 2031                         945,677
     2,228,129 Ser. 01-E, Class A2, 5.05s, 2019                       1,824,628
       662,886 Ser. 02-A, Class A2, 5.01s, 2020                         558,084
       627,000 Ser. 02-B, Class A4, 7.09s, 2032                         564,300
     2,692,813 Ser. 02-C, Class A1, 5.41s, 2032                       2,393,103
     1,074,358 Ser. 99-B, Class A4, 6.99s, 2026                         973,804
     1,928,159 Ser. 99-D, Class A1, 7.84s, 2029                       1,829,437
       535,920 Oakwood Mortgage Investors, Inc.
               144A Ser. 01-B, Class A4,  7.21s,
               2030                                                     510,785
       683,000 Ocean Star PLC 144A FRB Ser. 04-A,
               Class E, 8.606s, 2018 (Ireland)                          683,000
        47,470 Option One Mortgage Securities Corp.
               NIM Trust 144A Ser. 03-5, Class
               Note, 6.9s, 2033                                          47,708
       100,000 Park Place Securities NIM Trust 144A
               Ser. 04-WCW2, Class D,  7.387s, 2034                     100,000
       279,835 Pass-Through Amortizing Credit Card
               Trust Ser. 02-1A, Class A4FL, 7.98s,
               2012                                                     280,283
       145,000 People's Choice Net Interest Margin
               Note 144A Ser. 04-2, Class B,  5s,
               2034                                                     131,370
               Permanent Financing PLC FRB
       380,000 Ser. 1, Class 3C, 3.66s, 2042
               (United Kingdom)                                         383,648
       490,000 Ser. 3, Class 3C, 3.61s, 2042
               (United Kingdom)                                         496,664
GBP  1,251,000 Ser. 6, Class 3C, 5.54s, 2042
               (United Kingdom)                                       2,359,261
    $1,848,000 Providian Gateway Master Trust Ser.
               02, Class B, zero %, 2006                              1,734,732
     2,977,378 Residential Asset Mortgage Products,
               Inc. Ser. 03-RZ1, Class A,
               IO, 5 3/4s, 2005                                          61,212
       659,709 Residential Asset Securities Corp.
               144A Ser. 04-N10B, Class A1, 5s,
               2034                                                     659,709
       332,714 Rural Housing Trust Ser. 87-1, Class
               D, 6.33s, 2026                                           341,448
               SAIL Net Interest Margin Notes 144A
       333,585 Ser. 03-10A, Class A, 7 1/2s, 2033
               (Cayman Islands)                                         335,253
       138,684 Ser. 03-12A, Class A, 7.35s, 2033
               (Cayman Islands)                                         140,071
       107,171 Ser. 03-3, Class A, 7 3/4s, 2033
               (Cayman Islands)                                         107,975
        46,133 Ser. 03-4, Class A, 7 1/2s, 2033
               (Cayman Islands)                                          46,082
       233,038 Ser. 03-5, Class A, 7.35s, 2033
               (Cayman Islands)                                         232,970
        79,693 Ser. 03-6A, Class A, 7s, 2033
               (Cayman Islands)                                          79,693
       189,888 Ser. 03-7A, Class A, 7s, 2033
               (Cayman Islands)                                         188,479
        43,934 Ser. 03-8A, Class A, 7s, 2033
               (Cayman Islands)                                          43,713
       122,098 Ser. 03-9A, Class A, 7s, 2033
               (Cayman Islands)                                         121,463
       215,091 Ser. 03-BC2A, Class A, 7 3/4s, 2033
               (Cayman Islands)                                         214,466
     1,097,590 Ser. 04-10A, Class A, 5s, 2034
               (Cayman Islands)                                       1,098,029
       553,161 Ser. 04-2A, Class A, 5 1/2s, 2034
               (Cayman Islands)                                         553,161
       677,328 Ser. 04-4A, Class A, 5s, 2034
               (Cayman Islands)                                         676,312
       179,523 Ser. 04-7A, Class A, 4 3/4s, 2034
               (Cayman Islands)                                         179,274
        44,852 Ser. 04-7A, Class B, 6 3/4s, 2034
               (Cayman Islands)                                          44,107
     1,065,573 Ser. 04-8A, Class A, 5s, 2034
               (Cayman Islands)                                       1,065,573
       274,100 Ser. 04-8A, Class B, 6 3/4s, 2034
               (Cayman Islands)                                         267,946
               SAIL Net Interest Margin Notes 144A
       376,748 Ser. 04-AA, Class A, 4 1/2s, 2034
               (Cayman Islands)                                         375,429
               Sasco Net Interest Margin Trust 144A
       102,399 Ser. 03-AM1, Class A, 7 3/4s, 2033
               (Cayman Islands)                                         102,115
       381,625 Ser. 03-BC1, Class B, zero %, 2033                       324,381
        87,922 Saxon Net Interest Margin Trust 144A
               Ser. 03-A, Class A, 6.656s, 2033                          87,922
               Sharps SP I, LLC Net Interest Margin
               Trust 144A
        81,866 Ser. 03-0P1N, Class NA, 4.45s, 2033                       81,768
        70,927 Ser. 03-HS1N, Class N, 7.48s, 2033                        71,104
        87,701 Ser. 03-NC1N, Class N, 7 1/4s, 2033                       88,061
        37,688 Ser. 03-TC1N, Class N, 7.45s, 2033                        37,688
       153,255 Ser. 04-HE2N, Class NA, 5.43s, 2034                      152,872
        44,232 Ser. 04-HS1N, Class Note, 5.92s,
               2034                                                      44,232
       200,000 South Coast Funding 144A FRB Ser.
               3A, Class A2, 3.46s, 2038                                202,620
               Structured Asset Investment Loan
               Trust
       164,935 Ser. 03-BC1A, Class A, 7 3/4s, 2033                      165,450
     5,664,011 Ser. 03-BC2, Class A, IO, 6s, 2005                        50,789
     2,688,674 Ser. 03-BC8, Class A, IO, 6s, 2005                        50,626
    15,461,232 Ser. 04-1, Class A, IO, 6s, 2005                         444,559
       650,000 TIAA Real Estate CD0, Ltd. Ser.
               03-1A, Class E, 8s, 2038 (Cayman
               Islands)                                                 629,620
       544,000 TIAA Real Estate CD0, Ltd. 144A Ser.
               02-1A, Class IV, 6.84s, 2037                             516,898
     3,438,400 Washington Mutual Ser. 03-S1, Class
               A11, IO, 5 1/2s, 2033                                    131,089
               Wells Fargo Home Equity Trust 144A
     1,216,931 Ser. 04-2, Class N1, 4.45s, 2034                       1,216,859
       303,000 Ser. 04-2, Class N2, 8s, 2034                            287,850
               Whole Auto Loan Trust 144A
       763,414 Ser. 03-1, Class D, 6s, 2010                             760,670
       814,000 Ser. 04-1, Class D, 5.6s, 2011                           811,583
                                                                 --------------
               Total Asset-backed securities
               (cost $103,539,946)                                 $101,869,206

Collateralized mortgage obligations (4.4%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
               Banc of America Commercial Mortgage,
               Inc. 144A
      $231,000 Ser. 01-1, Class J, 6 1/8s, 2036                        $227,752
       519,000 Ser. 01-1, Class K, 6 1/8s, 2036                         385,864
       298,000 Banc of America Large Loan 144A FRN
               Ser. 02-FL2A, Class L1,  5.4s, 2014                      298,874
       348,000 Bear Stearns Commercial Mortgage
               Securitization Corp. Ser.
               00-WF2, Class F, 8.195s, 2032                            416,691
       490,000 Bear Stearns Commercial Mortgage
               Securitization Corp. 144A Ser.
               04-ESA, Class K, 4.95s, 2016                             489,998
     5,071,253 Commercial Mortgage Acceptance Corp.
               Ser. 97-ML1, IO, 0.916s, 2017                            112,518
       754,000 Commercial Mortgage Pass-Through
               Certificates 144A Ser.
               01-FL4A, Class D, 3.253s, 2013                           736,431
     1,858,000 Criimi Mae Commercial Mortgage Trust
               Ser. 98-C1, Class A2, 7s, 2033                         1,976,448
     2,814,000 Criimi Mae Commercial Mortgage Trust
               144A Ser. 98-C1, Class B,  7s, 2033                    3,001,607
               CS First Boston Mortgage Securities
               Corp. 144A
       501,000 FRB Ser. 03-TF2A, Class L, 6.48s,
               2014                                                     498,291
     1,360,000 Ser. 98-C1, Class F, 6s, 2040                            998,590
       499,000 Ser. 02-CP5, Class M, 5 1/4s, 2035                       358,532
    52,512,417 Deutsche Mortgage & Asset Receiving
               Corp. Ser. 98-C1, Class X,
               IO, 1.082s, 2031                                       1,367,118
               DLJ Commercial Mortgage Corp.
       399,789 Ser. 98-CF2, Class B4, 6.04s, 2031                       391,913
     1,281,541 Ser. 98-CF2, Class B5, 5.95s, 2031                       878,124
               DLJ Mortgage Acceptance Corp. 144A
       390,000 Ser. 97-CF1, Class B2, 8.16s, 2030                        97,500
       375,000 Ser. 97-CF1, Class B1, 7.91s, 2030                       408,093
       192,091 European Loan Conduit 144A FRN Ser.
               6A, Class F,  7.148s, 2010 (United
               Kingdom)                                                 366,793
               Fannie Mae
           942 Ser. 92-15, Class L, IO, 1037.606s,
               2022                                                       9,935
       159,850 Ser. 98-51, Class SG, IO, 24.04s,
               2022                                                      76,820
       538,690 Ser. 02-36, Class SJ, 14.081s, 2029                      568,674
       566,479 Ser. 03-W3, Class 1A3, 7 1/2s, 2042                      606,659
        10,925 Ser. 03-W2, Class 1A3, 7 1/2s, 2042                       11,704
         1,238 Ser. 02-W1, Class 2A, 7 1/2s, 2042                         1,318
         4,792 Ser. 02-14, Class A2, 7 1/2s, 2042                         5,126
       696,684 Ser. 01-T10, Class A2, 7 1/2s, 2041                      744,105
         3,092 Ser. 02-T4, Class A3, 7 1/2s, 2041                         3,303
         7,674 Ser. 01-T8, Class A1, 7 1/2s, 2041                         8,188
     2,701,505 Ser. 01-T7, Class A1, 7 1/2s, 2041                     2,879,451
       404,383 Ser. 01-T3, Class A1, 7 1/2s, 2040                       431,333
     1,234,429 Ser. 01-T1, Class A1, 7 1/2s, 2040                     1,319,114
       512,533 Ser. 99-T2, Class A1, 7 1/2s, 2039                       548,010
       257,763 Ser. 00-T6, Class A1, 7 1/2s, 2030                       274,741
     1,208,048 Ser. 01-T4, Class A1, 7 1/2s, 2028                     1,296,795
         2,471 Ser. 02-W3, Class A5, 7 1/2s, 2028                         2,644
     1,283,032 Ser. 03-58, Class ID, IO, 6s, 2033                       222,927
     1,255,472 Ser. 03-26, Class IG, IO, 6s, 2033                       185,275
     1,010,497 Ser. 322, Class 2, IO, 6s, 2032                          181,574
     1,274,280 Ser. 318, Class 2, IO, 6s, 2032                          233,502
     1,700,007 Ser. 03-118, Class S, IO, 5.57s,
               2033                                                     187,001
     1,896,785 Ser. 03-118, Class SF, IO, 5.57s,
               2033                                                     223,465
     1,167,161 Ser. 02-36, Class QH, IO, 5.52s,
               2029                                                      39,658
     6,128,565 Ser. 338, Class 2, IO, 5 1/2s, 2033                    1,210,870
     2,773,214 Ser. 329, Class 2, IO, 5 1/2s, 2033                      543,593
     3,620,712 Ser. 03-37, Class IC, IO, 5 1/2s,
               2027                                                     327,562
       470,612 Ser. 03-6, Class IB, IO, 5 1/2s,
               2022                                                       7,762
    10,461,013 Ser. 03-W10, Class 1A, IO, 1.651s,
               2043                                                     235,373
    12,299,229 Ser. 03-W10, Class 3A, IO, 1.615s,
               2043                                                     284,420
     6,782,489 Ser. 03-W17, Class 12, IO, 1.158s,
               2033                                                     221,111
    10,936,063 Ser. 00-T6, IO, 0.755s, 2030                             196,507
    19,287,264 Ser. 02-T18, IO, 0.52s, 2042                             273,362
       207,812 Ser. 99-51, Class N, PO (Principal
               only), zero %, 2029                                      178,978
        84,120 Ser. 99-52, Class MO, PO, zero %,
               2026                                                      80,195
               Federal Home Loan Mortgage Corp.
               Structured Pass-Through Securities
        14,740 Ser. T-58, Class 4A, 7 1/2s, 2043                         15,754
     6,378,995 Ser. T-57, Class 1AX, IO, 0.446s,
               2043                                                      61,876
    18,395,364 FFCA Secured Lending Corp. Ser.
               00-1, Class X, IO, 1.562s, 2020                        1,079,091
               Freddie Mac
       721,062 IFB Ser. 2763, Class SC, 18.68s,
               2032                                                     835,032
     3,954,596 Ser. 216, IO, 6s, 2032                                   704,876
     2,008,400 Ser. 2515, Class IG, IO, 5 1/2s,
               2032                                                     466,785
       964,069 Ser. 2626, Class IK, IO, 5 1/2s,
               2030                                                     171,040
     1,033,400 Ser. 2590, Class IH, IO, 5 1/2s,
               2028                                                     184,074
       712,362 Ser. 2833, Class IK, IO, 5 1/2s,
               2023                                                      96,169
       427,901 Ser. 215, PO, zero %, 2031                               384,994
       424,978 Ser. 2235, PO, zero %, 2030                              361,630
               GE Capital Commercial Mortgage Corp.
               144A
       838,000 Ser. 00-1, Class G, 6.131s, 2033                         748,585
       522,000 Ser. 00-1, Class H, 6.131s, 2033                         373,909
       739,550 GMAC Commercial Mortgage Securities,
               Inc. 144A Ser. 99-C3, Class
               G, 6.974s, 2036                                          589,435
               Government National Mortgage
               Association
       361,041 Ser. 01-43, Class SJ, IO, 5.1s, 2029                       3,892
       196,730 Ser. 98-2, Class EA, PO, zero %,
               2028                                                     167,374
       300,000 GS Mortgage Securities Corp. II 144A
               FRB Ser. 03-FL6A, Class L,  5.73s,
               2015                                                     300,375
GBP  1,578,529 Hermione (European Loan Conduit No.
               14) 144A FRB Class A, 4.489s,  2011
               (Ireland)                                              2,993,320
               LB Commercial Conduit Mortgage Trust
               144A
      $355,850 Ser. 99-C1, Class G, 6.41s, 2031                         343,765
     1,396,000 Ser. 98-C4, Class J, 5.6s, 2035                        1,020,661
       825,000 Lehman Brothers Floating Rate
               Commercial Mortgage Trust 144A
               FRN Ser. 03-LLFA, Class L, 6.2s,
               2014                                                     814,277
               Mach One Commercial Mortgage Trust
               144A
       594,000 Ser. 04-1A, Class J, 5.45s, 2040                         497,653
       297,000 Ser. 04-1A, Class K, 5.45s, 2040                         242,798
       135,000 Ser. 04-1A, Class L, 5.45s, 2040                          98,803
     9,214,581 Merrill Lynch Mortgage Investors,
               Inc. Ser. 96-C2, Class JS,
               IO, 2.13s, 2028                                          455,620
     8,113,000 Merrill Lynch Mortgage Trust 144A
               Ser. 04-BPC1, Class XC, IO,  0.059s,
               2041                                                     157,189
     1,439,162 Mezz Cap Commercial Mortgage Trust
               144A Ser. 04-C1, Class X, IO, 6.18s,
               2037                                                     639,809
     2,430,000 Morgan Stanley Capital I 144A Ser.
               04-RR, Class F7, 6s, 2039                              1,791,061
     7,079,343 Mortgage Capital Funding, Inc. Ser.
               97-MC2, Class X, IO, 1.483s, 2012                        173,132
       459,501 Mortgage Capital Funding, Inc. FRB
               Ser. 98-MC2, Class E, 7.146s, 2030                       497,270
       174,000 PNC Mortgage Acceptance Corp. 144A
               Ser. 00-C1, Class J, 6 5/8s, 2010                        154,141
               Starwood Asset Receivables Trust
               144A
       245,003 FRB Ser. 03-1A, Class F, 3.63s, 2022                     245,322
       308,522 FRB Ser. 03-1A, Class E, 3.58s, 2022                     308,923
               STRIPS 144A
       229,000 Ser. 03-1A, Class M, 5s, 2018
               (Cayman Islands)                                         189,727
       272,000 Ser. 03-1A, Class N, 5s, 2018
               (Cayman Islands)                                         203,102
       245,000 Ser. 04-1A, Class M, 5s, 2018
               (Cayman Islands)                                         205,335
       235,000 Ser. 04-1A, Class N, 5s, 2018
               (Cayman Islands)                                         178,882
EUR    563,000 Titan Europe PLC 144A FRN Ser.
               04-2A, Class D, 3.08s,  2014
               (Ireland)                                                733,814
                                                                 --------------
               Total Collateralized mortgage
               obligations (cost $51,493,443)                       $45,121,687

Senior loans (2.2%) (a) (c)
Principal amount                                                          Value

Basic Materials (0.1%)
-------------------------------------------------------------------------------
      $205,323 Graphics Packaging bank term loan
               FRN Ser. Ser. C, 5.133s, 2010                           $208,660
       347,375 Hercules, Inc. bank term loan FRN
               Ser. B, 3.985s, 2010                                     350,523
       171,674 Nalco Co. bank term loan FRN Ser. B,
               4.635s, 2010                                             173,939
       230,518 SGL Carbon, LLC bank term loan FRN
               4.95s, 2009                                              231,671
                                                                 --------------
                                                                        964,793

Capital Goods (0.1%)
-------------------------------------------------------------------------------
       205,589 Allied Waste Industries, Inc. bank
               term loan FRN 5 1/8s, 2010                               208,526
        35,003 Allied Waste Industries, Inc. bank
               term loan FRN Ser. C, 2.4s, 2010                          35,441
       274,304 Amsted Industries bank term loan FRN
               5.432s, 2010                                             278,761
       191,187 EaglePicher bank term loan FRN
               Ser. B, 5.46s, 2009                                      191,426
        89,236 Flowserve Corp. bank term loan FRN
               Ser. C, 5.358s, 2009                                      90,742
       158,173 Invensys, PLC bank term loan FRN
               Ser. B-1, 6.091s, 2009 (United
               Kingdom)                                                 160,644
       188,991 Mueller Group bank term loan FRN
               5.099s, 2011                                             190,645
       198,500 Solo Cup Co. bank term loan FRN
               4.993s, 2011                                             201,850
        98,517 SPX Corp. bank term loan FRN
               Ser. B-1, 4.438s, 2009                                    98,886
        74,251 Transdigm, Inc. bank term loan FRN
               Ser. C, 4.67s, 2010                                       75,133
                                                                 --------------
                                                                      1,532,054

Communication Services (0.1%)
-------------------------------------------------------------------------------
        99,333 Consolidated Communications bank
               term loan FRN Ser. C, 4.95s, 2012                        100,823
       109,172 PanAmSat Corp. bank term loan FRN
               Ser. B, 5 1/4s, 2011                                     109,948
       268,125 Qwest Communications International,
               Inc. bank term loan FRN
               Ser. A, 7.39s, 2007                                      279,425
        99,500 SBA Senior Finance, Inc. bank term
               loan FRN 4.862s, 2008                                    100,713
                                                                 --------------
                                                                        590,909

Consumer Cyclicals (0.5%)
-------------------------------------------------------------------------------
       650,000 Advertising Direct bank term loan
               FRN 4.48s, 2011                                          655,455
       650,000 Boise Cascade Corp. bank term loan
               FRN Ser. C, 4.688s, 2011                                 650,222
       800,000 Borgata Resorts bank term loan FRN
               Ser. B, 3.93s, 2011                                      806,666
       187,294 Coinmach Corp. bank term loan FRN
               Ser. B, 5.448s, 2009                                     189,167
       245,288 Dex Media West, LLC bank term loan
               FRN Ser. B, 4.26s, 2010                                  248,220
       160,000 Goodyear Tire & Rubber Co. (The)
               bank term loan FRN 7.03s, 2006                           162,240
       150,000 Goodyear Tire & Rubber Co. (The)
               bank term loan FRN 4.6s, 2007                            151,359
       234,988 Hayes Lemmerz International, Inc.
               bank term loan FRN 6.148s, 2009                          238,953
       244,444 Lamar Media bank term loan FRN
               Ser. D, 4.063s, 2010                                     246,965
       100,000 Landsource bank term loan FRN
               Ser. B, 5.063s, 2010                                     101,375
       135,230 Penn National Gaming, Inc. bank term
               loan FRN Ser. D, 4.99s, 2010                             135,535
       190,762 PRIMEDIA, Inc. bank term loan FRN
               Ser. B, 5 3/8s, 2009                                     188,377
       469,726 RH Donnelley Finance Corp. bank term
               loan FRN Ser. A-3, 4.236s, 2009                          472,341
       322,920 RH Donnelley Finance Corp. bank term
               loan FRN Ser. B, 4.275s, 2011                            325,913
       134,286 Sealy Mattress Co. bank term loan
               FRN Ser. C, 4.535s, 2012                                 136,076
       761,406 TRW Automotive bank term loan FRN
               Ser. B, 4 3/8s, 2010                                     762,516
       220,000 WRC Media Corp. bank term loan FRN
               6.761s, 2009                                             218,350
                                                                 --------------
                                                                      5,689,730

Consumer Staples (0.7%)
-------------------------------------------------------------------------------
        47,374 Affinity Group Holdings bank term
               loan FRN Ser. B1, 5.514s, 2009                            47,809
       118,436 Affinity Group Holdings bank term
               loan FRN Ser. B2, 5.474s, 2009                           119,522
       155,910 AMF Bowling Worldwide bank term loan
               FRN Ser. B, 5.506s, 2009                                 157,275
     1,120,000 Century Cable Holdings bank term
               loan FRN 7 1/4s, 2009                                  1,111,000
       966,771 Charter Communications Holdings,
               LLC/Capital Corp. bank term loan
               FRN Ser. B, 5.38s, 2011                                  962,714
     1,000,000 Constellation Brands, Inc. bank term
               loan FRN Ser. B, 4.404s, 2011                          1,012,321
       237,890 Del Monte Foods Co. bank term loan
               FRN Ser. B, 4.96s, 2010                                  238,882
       202,350 DirecTV bank term loan FRN Ser. B-2,
               4.465s, 2010                                             205,031
        19,616 Dole Food Co. bank term loan FRN
               Ser. D, 4.843s, 2009                                      19,904
       160,000 Dole Holding Co. bank term loan FRN
               8s, 2010                                                 163,800
       103,950 Insight Midwest LP/Insight Capital,
               Inc. bank term loan FRN 5.188s, 2009                     105,457
       239,400 MGM Studios bank term loan FRN
               Ser. B, 5.06s, 2011                                      239,340
       465,000 Olympus Cable bank term loan FRN
               Ser. B, 7 1/4s, 2010                                     460,931
       135,518 Rayovac Corp. bank term loan FRN
               Ser. C, 4.871s, 2009                                     136,761
       291,767 Roundy's bank term loan FRN Ser. B,
               4.263s, 2009                                             294,594
       126,691 Six Flags, Inc. bank term loan FRN
               Ser. B, 4.9s, 2009                                       128,631
       228,717 Sum Media bank term loan FRN Ser. B,
               4.144s, 2009                                             230,290
       900,000 Universal City Development bank term
               loan FRN Ser. B, 4.583s, 2011                            913,500
       397,000 Warner Music Group bank term loan
               FRN Ser. B, 5.209s, 2011                                 401,549
                                                                 --------------
                                                                      6,949,311

Energy(--%)
-------------------------------------------------------------------------------
       240,000 Dresser, Inc. bank term loan FRN
               5.84s, 2010                                              243,600

Financial (0.2%)
-------------------------------------------------------------------------------
     1,300,000 General Growth Property bank term
               loan FRN Ser. B, 4.64s, 2008                           1,308,802
       326,082 Hilb, Rogal & Hamilton Co. bank term
               loan FRN Ser. B, 4.813s, 2011                            330,362
                                                                 --------------
                                                                      1,639,164

Health Care (0.2%)
-------------------------------------------------------------------------------
       185,156 Beverly Enterprises, Inc. bank term
               loan FRN 5.082s, 2008                                    187,471
       159,600 Community Health Systems, Inc. bank
               term loan FRN Ser. B, 4.15s, 2011                        160,772
       295,513 Concentra bank term loan FRN 5.045s,
               2009                                                     298,591
       492,985 DaVita, Inc. bank term loan FRN
               Ser. B, 4.458s, 2009                                     493,513
       159,200 Fisher Scientific International,
               Inc. bank term loan FRN
               Ser. B, 3.92s, 2011                                      160,328
       148,125 Hanger Orthopedic Group, Inc. bank
               term loan FRN 6.06s, 2009                                149,051
       162,938 Kinetic Concepts, Inc. bank term
               loan FRN Ser. B, 4.31s, 2011                             163,752
       203,156 Medex, Inc. bank term loan FRN
               Ser. B, 5 1/2s, 2009                                     204,849
                                                                 --------------
                                                                      1,818,327

Transportation (--%)
-------------------------------------------------------------------------------
       174,382 Pacer International, Inc. bank term
               loan FRN 4.371s, 2010                                    176,562

Utilities & Power (0.3%)
-------------------------------------------------------------------------------
     1,132,452 EL Paso Corp. bank term loan FRN
               Ser. B, Class B, 5.188s, 2009                          1,143,462
       293,000 El Paso Corp. bank Corp. term loan
               FRN Ser. C, 2.3s, 2009                                   295,289
       707,692 Texas Genco bank term loan FRN
               Ser. B, 4.48s, 2011                                      716,440
       292,308 Texas Genco bank term loan FRN
               Ser. DD, 4.02s, 2011                                     295,799
       160,000 Unisource Energy bank term loan FRN
               Ser. B, 5.652s, 2011                                     160,600
       162,533 Williams Products bank term loan FRN
               Ser. C, 4.99s, 2007                                      164,700
                                                                 --------------
                                                                      2,776,290
                                                                 --------------
               Total Senior loans
               (cost $22,090,335)                                   $22,380,740

Common stocks (0.7%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
         2,767 AboveNet, Inc. (NON) (S)                                 $83,702
         3,074 Alderwoods Group, Inc. (NON)                              36,996
     1,005,000 AMRESCO Creditor Trust (acquired
               6/17/99, cost $174,438) (NON) (RES)
               (R) (F)                                                    1,005
         1,522 Birch Telecom, Inc. (NON) (F)                                 15
           652 Comdisco Holding Co., Inc. (S)                            16,137
     3,390,037 Contifinancial Corp. Liquidating
               Trust Units                                               84,751
        21,241 Covad Communications Group, Inc.
               (NON) (S)                                                 35,897
           689 Crown Castle International Corp.
               (NON) (S)                                                 11,300
         1,529 Genesis HealthCare Corp. (NON)                            53,026
        64,253 Globix Corp. (NON)                                       227,456
       750,000 iPCS Escrow, Inc. (NON) (F)                                  750
        17,455 iPCS, Inc. (NON)                                         541,105
           282 Knology, Inc. (NON)                                          649
           220 Leucadia National Corp.                                    7,966
         9,031 Lodgian, Inc. (NON)                                      106,114
       160,000 Loewen Group International, Inc.
               (NON) (F)                                                     16
         8,147 Northwestern Corp. (NON)                                 231,049
         1,112 Polymer Group, Inc. Class A (NON)                         20,016
         2,502 PSF Group Holdings, Inc. 144A Class
               A (NON) (F)                                            3,753,720
        74,020 Regal Entertainment Group (F)                          1,471,518
           368 Sterling Chemicals, Inc. (NON)                            14,536
         1,195 Sun Healthcare Group, Inc. (NON) (S)                       9,094
            19 USA Mobility, Inc. (NON)                                     675
     1,292,251 VFB LLC (acquired various dates from
               6/22/99 to 12/8/03,  cost $955,585)
               (NON) (RES)                                              264,911
         6,378 Washington Group International, Inc.
               (NON)                                                    251,166
                                                                 --------------
               Total Common stocks
               (cost $18,398,220)                                    $7,223,570

Brady bonds (0.5%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $2,350,000 Argentina (Republic of) govt.
               guaranty FRB Ser. L-GL, 3 1/2s, 2023
               (In default) (NON)                                    $1,304,250
     1,107,362 Brazil (Federal Republic of) FRB
               Ser. 18 YR, 3 1/8s, 2012                               1,058,970
       591,181 Brazil (Federal Republic of) govt.
               guaranty FRB Ser. RG, 3 1/8s, 2012                       565,347
       985,000 Peru (Republic of) coll. FLIRB Ser.
               20YR, 4 1/2s, 2017                                       913,588
       853,600 Peru (Republic of) FRB Ser. 20 YR,
               5s, 2017                                                 806,652
                                                                 --------------
               Total Brady bonds (cost $3,961,125)                   $4,648,807

Preferred stocks (0.4%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
       $15,119 Doane Pet Care Co. $7.125 pfd.                          $786,188
            38 Dobson Communications Corp. 13.00%
               pfd. (PIK)                                                20,520
           540 First Republic Capital Corp. 144A
               10.50% pfd.                                              558,900
        17,777 iStar Financial, Inc. Ser. F, $1.95
               cum. pfd. (R)                                            464,869
           100 Paxson Communications Corp. 14.25%
               cum. pfd. (PIK)                                          820,000
         1,234 Rural Cellular Corp. Ser. B, 11.375%
               cum. pfd. (PIK)                                        1,116,770
                                                                 --------------
               Total Preferred stocks
               (cost $3,655,277)                                     $3,767,247

Convertible preferred stocks (0.2%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
         3,471 Emmis Communications Corp. Ser. A,
               $3.125 cum. cv. pfd.                                    $152,290
         7,495 Omnicare, Inc. $2.00 cv. pfd.                            374,750
            93 Paxson Communications Corp. 144A
               9.75% cv. pfd. (PIK)                                     492,900
         9,530 Williams Cos., Inc. (The) 144A $2.75
               cv. pfd.                                                 818,389
                                                                 --------------
               Total Convertible preferred stocks
               (cost $1,845,110)                                     $1,838,329

Units (0.1%) (a)
Number of units                                                           Value
-------------------------------------------------------------------------------
     1,250,000 Morrison Knudsen Corp., 2032                             $95,313
           951 XCL Equity Units zero % (F)                              422,079
                                                                 --------------
               Total Units (cost $2,522,752)                           $517,392

Convertible bonds and notes (--%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $3,080,000 Cybernet Internet Services
               International, Inc. 144A cv. sr.
               disc. notes 13s, 2009 (Denmark) (In
               default) (NON)                                               $31
       380,000 WCI Communities, Inc. cv. sr. sub.
               notes 4s, 2023                                           493,525
                                                                 --------------
               Total Convertible bonds and notes
               (cost $2,972,768)                                       $493,556

Warrants (--%) (a) (NON)                             Expiration
Number of warrants                                   date                 Value
-------------------------------------------------------------------------------
         1,001 AboveNet, Inc.                        9/8/08             $12,012
         1,178 AboveNet, Inc.                        9/8/10               9,424
         1,420 Dayton Superior Corp. 144A            6/15/09                 --
           694 MDP Acquisitions PLC 144A             10/1/13             19,432
           550 Mikohn Gaming Corp. 144A              8/15/08              4,818
           560 ONO Finance PLC 144A (United
               Kingdom)                              2/15/11                  6
           570 Pliant Corp. 144A                     6/1/10                   6
           690 Travel Centers of America, Inc. 144A  5/1/09               3,450
         2,310 Ubiquitel, Inc. 144A                  4/15/10                 --
         3,937 Washington Group International, Inc.
               Ser. A                                1/25/06             44,567
         4,500 Washington Group International, Inc.
               Ser. B                                1/25/06             37,800
         2,432 Washington Group International, Inc.
               Ser. C                                1/25/06             17,389
           800 XM Satellite Radio Holdings, Inc.
               144A                                  3/15/10             68,000
                                                                 --------------
               Total Warrants (cost $812,351)                          $216,904

Short-term investments (12.6%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
  $128,556,834 Putnam Prime Money Market (e)                       $128,556,834
       148,965 Short-term investments held as
               collateral for loaned securities with
               yields ranging from 2.29% to 2.65%
               and due dates ranging from February
               1, 2005 to March 22, 2005 (d)                            148,891
     1,500,000 U.S. Treasury Bills zero %, March
               31, 2005 (SEG)                                         1,494,792
                                                                 --------------
               Total Short-term investments
               (cost $130,200,517)                                 $130,200,517
-------------------------------------------------------------------------------
               Total Investments
               (cost $1,086,583,846)                             $1,104,429,308
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,030,013,719.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2005 was $265,916 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2005.

  (F) Security is valued at fair value following procedures approved by the Trustees.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at January 31, 2005.

  (c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at January 31, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 5).

  (d) See Note 1 to the financial statements.

  (e) See Note 4 to the financial statements regarding investments in Putnam Prime Money Market Fund.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at January 31, 2005.



Forward currency contracts to buy at January 31, 2005 (Unaudited)
(aggregate face value $149,817,898)

                                                                                        Unrealized
                                                       Aggregate            Delivery    appreciation/
                                     Value             face value           date        (depreciation)
------------------------------------------------------------------------------------------------------
Australian Dollar                    $29,080,827       $28,992,479          4/20/05     $88,348
British Pound                         26,192,048        26,341,237          3/16/05    (149,189)
Canadian Dollar                           80,066            80,420          4/20/05        (354)
Danish Krone                           1,761,255         1,796,863          3/16/05     (35,608)
Euro                                  15,879,844        16,270,064          3/16/05    (390,220)
Japanese Yen                          46,520,565        46,947,679          5/18/05    (427,114)
New Zealand Dollar                       437,275           440,413          4/20/05      (3,138)
Polish Zloty                             742,595           738,758          3/16/05       3,837
Swedish Krona                          2,483,532         2,594,759          3/16/05    (111,227)
Swiss Franc                           22,181,239        23,013,575          3/16/05    (832,336)
Taiwan Dollar                          2,630,680         2,601,651          5/18/05      29,029
------------------------------------------------------------------------------------------------------
                                                                                    $(1,827,972)
------------------------------------------------------------------------------------------------------


Forward currency contracts to sell at January 31, 2005 (Unaudited)
(aggregate face value $168,340,763)

                                                                                        Unrealized
                                                       Aggregate            Delivery    appreciation/
                                     Value             face value           date        (depreciation)
------------------------------------------------------------------------------------------------------
Australian Dollar                    $8,826,611        $8,729,039           4/20/05     $(97,572)
British Pound                         7,438,493         7,365,425           3/16/05      (73,068)
Canadian Dollar                      22,752,945        23,519,098           4/20/05      766,153
Euro                                 78,448,230        80,064,917           3/16/05    1,616,687
Norwegian Krone                      14,323,546        14,759,034           3/16/05      435,488
Swedish Krona                        18,501,252        19,117,843           3/16/05      616,591
Swiss Franc                          14,136,359        14,785,407           3/16/05      649,048
------------------------------------------------------------------------------------------------------
                                                                                      $3,913,327
------------------------------------------------------------------------------------------------------


Futures contracts outstanding at January 31, 2005 (Unaudited)

                                                                                        Unrealized
                                                       Aggregate            Expiration  appreciation/
                                     Value             face value           date        (depreciation)
------------------------------------------------------------------------------------------------------
CBT Interest Rate Swap
10 yr (Long)                         $2,565,219        $2,551,765           Mar-05      $13,454
Euro-Bobl 5 yr (Long)                18,638,286        18,581,212           Mar-05       57,074
Euro-Bund 10 yr (Long)               28,449,657        28,023,151           Mar-05      426,506
Liffe-Gilt (Long)                     6,697,507         6,695,529           Mar-05        1,978
Japanese Government
Bond 10 yr (Long)                     9,444,992         9,353,229           Mar-05       91,763
Japanese Government
Bond 10 yr-TSE (Long)                16,194,896        16,034,252           Mar-05      160,644
U.S. Treasury Note
10 yr (Long)                          8,644,453         8,602,311           Mar-05       42,142
U.S. Treasury Note
30 yr (Long)                         12,977,344        12,854,188           Mar-05      123,156
U.S. Treasury Note
5 yr (Short)                        150,437,250       150,271,167           Mar-05     (166,083)
------------------------------------------------------------------------------------------------------
                                                                                       $750,634
------------------------------------------------------------------------------------------------------


TBA sale commitments outstanding at January 31, 2005 (Unaudited)
(proceeds receivable $17,492,938)

                                                       Principal            Settlement
                                                       amount               date        Value
------------------------------------------------------------------------------------------------------
FHLMC 6 1/2s, February 1, 2035                         $9,200,000           2/10/05     $9,644,906
FNMA 6 1/2s, February 1, 2035                           7,500,000           2/10/05      7,848,047
------------------------------------------------------------------------------------------------------
                                                                                       $17,492,953
------------------------------------------------------------------------------------------------------


Interest rate swap contracts outstanding at January 31, 2005 (Unaudited)

                                                                                        Unrealized
                                                       Notional             Termination appreciation/
                                                       amount               date        (depreciation)
------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch International & CO.
C.V. dated January 25, 2005 to pay semi-annually
the notional amount multiplied by 3.0425% and
receive quarterly the notional amount multiplied
by three month BA CDOR.                            CAD 119,500,000          1/25/07     $12,504

Agreement with Bank of America, N.A. dated
March 25, 2004 to pay semi-annually the notional
amount multiplied by 3.075% and receive quarterly
the notional amount multiplied by the three
month USD-LIBOR.                                       $23,700,000          3/30/09     622,130

Agreement with Bank of America, N.A. dated
January 22, 2004 to pay semi-annually the notional
amount multiplied by 1.97375% and receive
quarterly the notional amount multiplied by the
three month USD-LIBOR.                                  17,400,000          1/26/06     217,572

Agreement with Bank of America, N.A. dated
December 2, 2003 to pay semi-annually the
notional amount multiplied by 2.444% and receive
quarterly the notional amount multiplied by the
three month USD-LIBOR.                                   8,912,000          12/5/05      54,630

Agreement with Bank of America, N.A. dated
January 22, 2004 to pay semi-annually the
notional amount multiplied by 4.35% and receive
quarterly the notional amount multiplied by the
three month USD-LIBOR.                                   5,500,000          1/27/14      35,727

Agreement with Credit Suisse First Boston
International dated July 7, 2004 to pay semi-
annually the notional amount multiplied by 4.945%
and receive quarterly the notional amount
multiplied by the three month USD-LIBOR.                 8,099,800          7/9/14     (306,976)

Agreement with Credit Suisse First Boston
International dated July 7, 2004 to receive semi-
annually the notional amount multiplied by 2.931%
and pay quarterly the notional amount multiplied
by the three month USD-LIBOR.                            7,174,500          7/9/06      (49,305)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semi-annually the notional amount multiplied by
1.955% and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.            17,400,000          1/26/06     219,704

Agreement with Lehman Brothers Special
Financing, Inc. dated December 9, 2003 to receive
semi-annually the notional amount multiplied by
4.641% and pay quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.            12,964,000          12/15/13    235,204

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay semi-
annually the notional amount multiplied by 4.3375%
and receive quarterly the notional amount
multiplied by the three month USD-LIBOR-BBA.             5,500,000          1/26/14      40,207

Agreement with Merrill Lynch Capital Services, Inc.
dated September 27, 2002 to receive semi-annually
the notional amount multiplied by the six month
JPY-LIBOR-BBA and pay semi-annually the
notional amount multiplied by 0.399%.            JPY 3,417,000,000          10/1/07    (161,665)

Agreement with Merrill Lynch Capital Services, Inc.
dated November 17, 2000 to pay semi-annually
the notional amount multiplied by the three month
USD-LIBOR-BBA and receive the notional amount
multiplied by 6.68%.                                    $9,000,000          11/21/05    324,514
------------------------------------------------------------------------------------------------------
                                                                                     $1,244,246
------------------------------------------------------------------------------------------------------


Credit default contracts outstanding at January 31, 2005 (Unaudited)

                                                                                        Unrealized
                                                                            Notional    appreciation/
                                                                            amount      (depreciation)
------------------------------------------------------------------------------------------------------
Agreement with Citigroup effective January 6, 2005, maturing on
December 20, 2009, to pay a premium based on the difference
between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points times the notional amount . Upon a credit default event of a reference entity within
CDX HY Series 3 Index, the fund receives a payment of the
proportional notional amount times the difference between the pay value and the then-market value of the reference entity within
the CDX HY Series 3 Index.                                                  $7,000,000  $(381,354)

Agreement with JP Morgan effective January 14, 2005, maturing on
December 20, 2009, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points time the notional amount.  Upon a credit default event of a reference entity within
CDX BB HY Series 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within
the CDX BB HY Series 3 Index.                                                4,000,000   (176,250)

Agreement with JP Morgan effective January 18, 2005, maturing on
December 20, 2009, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points time the notional amount.  Upon a credit default event of a reference entity within
CDX BB HY Series 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within
the CDX BB HY Series 3 Index.                                                4,000,000   (167,917)

Agreement with Deutsche Bank AG effective January 6, 2005,
maturing on December 20, 2009, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points time the notional amount.  Upon a credit default event of a
reference entity within CDX BB HY Series 3 Index, the fund
receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX BB HY Series 3
Index.                                                                       3,000,000   (145,903)

Agreement with JP Morgan effective January 10, 2005, maturing on
December 20, 2009, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points time the notional amount.  Upon a credit default event of a reference entity within
CDX BB HY Series 3 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within
the CDX BB HY Series 3 Index.                                                3,000,000   (143,313)

Agreement with Goldman Sachs effective January 13, 2005, maturing on December 20, 2009, to receive a premium based on the
difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points time the notional amount.  Upon a credit default event of a
reference entity within CDX BB HY Series 3 Index, the fund
receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX BB HY Series 3
Index.                                                                       3,000,000   (140,312)

Agreement with UBS Securities  effective January 14, 2005,
maturing on December 20, 2009, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points time the notional amount.  Upon a credit default event of a
reference entity within CDX BB HY Series 3 Index, the fund
receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX BB HY Series 3
Index.                                                                       3,000,000   (133,440)

Agreement with Lehman Brothers effective January 14, 2005,
maturing on December 20, 2009, to receive a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 375 basis points time the notional amount.  Upon a credit default event of a
reference entity within CDX BB HY Series 3 Index, the fund
receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX BB HY Series 3
Index.                                                                       1,000,000    (44,478)

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference standing notional amount times 2.35% and the fund pays in the event of a credit default in one of the underlying securities in
the basket of BB CMBS securities.                                            1,604,741     82,697

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.55625% and the fund pays in the event of a credit default in one of the underlying securities
in the basket of BB CMBS securities.                                         1,604,741     50,441

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.4625% and the fund pays in the event of a credit default in one of the underlying securities
in the basket of BB CMBS securities.                                           802,370     38,453

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.433% and the fund pays in the event of a credit default in one of the underlying securities in
the basket of BB CMBS securities.                                              601,778     27,287

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.475% and the fund pays in the event of a credit default in one of the underlying securities in
the basket of BB CMBS securities.                                              401,185     16,913

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.5% and the fund pays in the event of a credit default in one of the underlying securities in the
basket of BB CMBS securities.                                                  200,593     13,193

Agreement with Goldman Sachs effective September 2, 2004,
terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference obligation are liquidated, the fund receives a payment of the outstanding notional amount times 2.6% and the fund pays in the event of a credit default in one of the underlying securities in the
basket of BB CMBS securities.                                                  200,593      2,071
------------------------------------------------------------------------------------------------------
                                                                                      $(1,101,912)
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
January 31, 2005 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investment in securities, at value, including $142,736 of securities on loan (Note 1):
-------------------------------------------------------------------------------
Unaffiliated issuers (identified cost $958,027,012)              $975,872,474
-------------------------------------------------------------------------------
Affiliated issuers (identified cost $128,556,834) (Note 4)        128,556,834
-------------------------------------------------------------------------------
Cash                                                               17,311,302
-------------------------------------------------------------------------------
Foreign currency (cost $2,182,882) (Note 1)                         2,198,515
-------------------------------------------------------------------------------
Interest and other receivables                                     13,520,506
-------------------------------------------------------------------------------
Receivable for securities sold                                     48,798,082
-------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                         1,762,192
-------------------------------------------------------------------------------
Receivable for open credit default contracts (Note 1)                 231,055
-------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                              211,163
-------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)             4,312,861
-------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)           2,229,119
-------------------------------------------------------------------------------
Total assets                                                    1,195,004,103

Liabilities
-------------------------------------------------------------------------------
Distributions payable to shareholders                               5,497,338
-------------------------------------------------------------------------------
Payable for securities purchased                                  133,715,408
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                        1,728,214
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            125,030
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                104,730
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            5,101
-------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                2,227,506
-------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)              1,919,135
-------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                              517,946
-------------------------------------------------------------------------------
Payable for open credit default contracts (Note 1)                  1,332,967
-------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable
$17,492,938) (Note 1)                                              17,492,953
-------------------------------------------------------------------------------
Collateral on securities loaned, at value $142,736 (Note 1)           148,891
-------------------------------------------------------------------------------
Other accrued expenses                                                175,165
-------------------------------------------------------------------------------
Total liabilities                                                 164,990,384
-------------------------------------------------------------------------------
Net assets                                                     $1,030,013,719

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Unlimited shares authorized) (Note 1)         $1,206,712,544
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                        9,022,827
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                   (206,598,610)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                  20,876,958
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                             $1,030,013,719

Computation of net asset value
-------------------------------------------------------------------------------
Net asset value per share ($1,030,013,719 divided by
141,198,870 shares)                                                     $7.29
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended January 31, 2005 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Interest (including interest income of $1,232,497 from
investments in affiliated issuers) (Note 4)                       $30,384,909
-------------------------------------------------------------------------------
Dividends                                                             200,880
-------------------------------------------------------------------------------
Securities lending                                                      1,837
-------------------------------------------------------------------------------
Total investment income                                            30,587,626

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Notes 2 and 4)                             3,555,042
-------------------------------------------------------------------------------
Investor servicing (Note 2)                                           255,136
-------------------------------------------------------------------------------
Custodian fees (Note 2)                                               175,451
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             19,510
-------------------------------------------------------------------------------
Administrative services (Note 2)                                       22,532
-------------------------------------------------------------------------------
Other                                                                 388,306
-------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 4)                        (95,997)
-------------------------------------------------------------------------------
Total expenses                                                      4,319,980
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                            (15,710)
-------------------------------------------------------------------------------
Net expenses                                                        4,304,270
-------------------------------------------------------------------------------
Net investment income                                              26,283,356
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   10,977,792
-------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                          498,330
-------------------------------------------------------------------------------
Net realized gain on credit default contracts (Note 1)                659,675
-------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                     3,419,430
-------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)            49,867
-------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                1,676,296
-------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures
contracts, swap contracts, credit default contracts and TBA
sale commitments during the period                                 26,812,765
-------------------------------------------------------------------------------
Net gain on investments                                            44,094,155
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $70,377,511
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                            Six months ended       Year ended
                                                  January 31          July 31
Increase in net assets                                  2005*            2004
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                            $26,283,356      $61,479,944
-------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                             15,605,094       21,907,198
-------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign
currencies                                        28,489,061       22,638,395
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                        70,377,511      106,025,537
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income                       (33,039,598)     (66,079,263)
-------------------------------------------------------------------------------
Total increase in net assets                      37,337,913       39,946,274

Net assets
-------------------------------------------------------------------------------
Beginning of period                              992,675,806      952,729,532
-------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $9,022,827 and
$15,779,069, respectively)                    $1,030,013,719     $992,675,806
-------------------------------------------------------------------------------

Number of fund shares
-------------------------------------------------------------------------------
Shares outstanding at beginning and end of
period                                           141,198,870      141,198,870
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a common share outstanding throughout the period)

                                         Six months
                                           ended
                                         January 31
Per-share                                (Unaudited)                                 Year ended July 31
operating performance                       2005            2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $7.03           $6.75           $6.22           $6.68           $7.19           $7.62
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .19 (e)         .44 (e)         .51             .55             .61             .63
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .30             .31             .54            (.47)           (.50)           (.39)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .49             .75            1.05             .08             .11             .24
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.23)           (.47)           (.52)           (.53)           (.51)           (.67)
---------------------------------------------------------------------------------------------------------------------------------
From return
of capital                                    --              --              --            (.01)           (.11)             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.23)           (.47)           (.52)           (.54)           (.62)           (.67)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $7.29           $7.03           $6.75           $6.22           $6.68           $7.19
---------------------------------------------------------------------------------------------------------------------------------
Market price,
end of period                              $6.65           $6.29           $6.31           $6.03           $6.29           $6.38
---------------------------------------------------------------------------------------------------------------------------------
Total return at
market price (%)(b)                         9.53*           7.18           13.41            4.44            8.56           (1.51)
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,030,014        $992,676        $952,730        $877,649        $942,125      $1,013,487
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .42 (e)*        .83 (e)         .85             .86             .85             .83
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   2.58 (e)*       6.19 (e)        7.91            8.39            8.87            8.48
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    122.20*          78.43           96.21 (d)      175.78 (d)      231.58          133.80
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(e) Reflects waivers of certain fund expenses in connection with Putnam Prime Money Market Fund during the period. As a result of such waivers, the expenses of the fund for the periods ended January 31, 2005 and July 31, 2004 reflect a  reduction of less than 0.01% of average net assets (Note 4).

    The accompanying notes are an integral part of these financial statements.




Notes to financial statements
January 31, 2005 (Unaudited)


Note 1
Significant accounting policies

Putnam Premier Income Trust (the "fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market. The fund invests in higher yielding, lower-rated bonds that have a higher rate of default due to the nature of the investments.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issues of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. All premiums/discounts are amortized /accreted on a yield-to-maturity basis. The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the statement of operations.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

H) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

I) TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

J) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

K) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At January 31, 2005, the value of securities loaned amounted to $142,736. The fund received cash collateral of $148,891 which is pooled with collateral of other Putnam funds into 25 issuers of high grade short-term investments.

L) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2004, the fund had a capital loss carryover of $221,029,478 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
--------------------------------
   $26,204,240   July 31, 2007
    44,857,570   July 31, 2008
    24,930,247   July 31, 2009
    44,917,486   July 31, 2010
    80,119,935   July 31, 2011

The aggregate identified cost on a tax basis is $1,088,282,090, resulting in gross unrealized appreciation and depreciation of $56,574,185 and $40,426,967, respectively, or net unrealized appreciation of $16,147,218.

M) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million and 0.55% thereafter.

Effective September 13, 2004, Putnam Investments Limited ("PIL"), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended January 31, 2005, the fund paid PFTC $430,587 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended January 31, 2005, the fund's expenses were reduced by $15,710 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,940, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.


Note 3
Purchases and sales of securities

During the six months ended January 31, 2005, purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $1,070,017,708 and $1,075,493,879, respectively. Purchases and sales of U.S. government securities aggregated no monies and $9,566,797, respectively.


Note 4
Investment in Putnam
Prime Money Market Fund

Pursuant to an exemptive order from the SEC, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended January 31, 2005, management fees paid were reduced by $95,997 relating to the fund's investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the statement of operations and totaled $1,232,497 for the period ended January 31, 2005.


Note 5
Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.


Note 6
Merger of Putnam Master Income
Trust into the fund

On February 25, 2005 Putnam Master Income Trust transferred of all of its assets into the fund in exchange for the shares of the fund and the assumption by the fund of all of the liabilities of Putnam Master Income Trust.


Note 7
Regulatory matters and litigation

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders currently expected by the end of the summer.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.


Results of January 13, 2005
shareholder meeting
(Unaudited)

A special meeting of shareholders of the fund was held on January 13, 2005. At the meeting, the following proposal was approved:

Approving an Agreement and Plan of Reorganization and the transactions contemplated thereby, including the transfer of all of the assets of Putnam Master Income Trust to Putnam Premier Income Trust in exchange for the issuance and delivery of shares of beneficial interest of Putnam Premier Income Trust and the assumption by Putnam Premier Income Trust of the liabilities of Putnam Master Income Trust, and the distribution of such shares to the shareholders of Putnam Master income Trust in complete liquidation of Putnam Master Income Trust.

                              Votes          Votes
                              For            Against        Abstentions
------------------------------------------------------------------------------
                              67,764,834     4,292,013      3,413,230



Fund information

About Putnam Investments

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Investment Sub-Manager

Putnam Investments Limited
57-59 St. James Street
London, England SW1A 1LD

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary
Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
W. Thomas Stephens
Richard B. Worley

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Associate Treasurer and
Principal Executive Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Daniel T. Gallagher
Vice President and Legal and
Compliance Liaison Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Charles A. Ruys de Perez
Vice President and
Chief Compliance Officer

Judith Cohen
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS


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reports on www.putnaminvestments.com.


220213  3/05



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Item 5.  Audit Committee: Not applicable
-------------------------

Item 6. Schedule of Investments: Not applicable
--------------------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
        Companies and Affiliated Purchasers: Not applicable
        ------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005